UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund |March 31, 2016 | (Unaudited)

Corporate Bonds | 0.3% of portfolio	Interest Rate / Yield	Maturity Date	Face Amount	Value
Toyota Motor Credit Corp.	0.80%	05/17/16	$500,000	$500,221
Total Corporate Bonds
(Cost $500,221)				500,221

Commercial Paper | 31.1% of portfolio
Air Products & Chemicals Inc. (a)	0.44	05/18/16	4,000,000	3,997,702
American Honda Finance Corp.	0.51	06/06/16	2,300,000	2,297,850
BMW US Capital LLC (a)	0.46	04/07/16	3,000,000	2,999,770
BMW US Capital LLC (a)	0.51	04/22/16	2,050,000	2,049,390
BMW US Capital LLC (a)	0.46	05/06/16	3,000,000	2,998,658
Chevron Corp. (a)	0.44	04/06/16	2,500,000	2,499,847
Chevron Corp. (a)	0.47	05/19/16	2,500,000	2,498,433
Chevron Corp. (a)	0.51	05/24/16	3,000,000	2,997,748
Chevron Corp. (a)	0.51	06/09/16	1,000,000	999,023
Emerson Electric Co. (a)	0.50	04/12/16	2,000,000	1,999,694
Emerson Electric Co. (a)	0.45	04/20/16	600,000	599,858
Emerson Electric Co. (a)	0.52	05/16/16	4,250,000	4,247,238
Essilor International SA (a)	0.51	05/03/16	2,000,000	1,999,093
Essilor International SA (a)	0.47	05/23/16	2,000,000	1,998,642
Essilor International SA (a)	0.50	05/26/16	1,000,000	999,236
Essilor International SA (a)	0.52	05/26/16	1,250,000	1,249,007
Essilor International SA (a)	0.56	06/08/16	2,000,000	1,997,884
Essilor International SA (a)	0.56	06/09/16	1,000,000	998,927
Nestle Capital Corp. (a)	0.54	07/21/16	2,000,000	1,996,670
Total Capital Canada Ltd. (a)	0.53	04/04/16	3,100,000	3,099,863
Total Capital Canada Ltd. (a)	0.56	04/14/16	2,500,000	2,499,494
Total Capital Canada Ltd. (a)	0.55	05/02/16	2,300,000	2,298,911
Total Capital Canada Ltd. (a)	0.58	06/21/16	1,500,000	1,498,043
Toyota Motor Credit Corp.	0.54	04/21/16	3,000,000	2,999,100
Toyota Motor Credit Corp.	0.48	04/26/16	2,000,000	1,999,333
Uniliver Capital Corp. (a)	0.53	05/12/16	3,000,000	2,998,189
Uniliver Capital Corp. (a)	0.53	06/13/16	1,250,000	1,248,657
Total Commercial Paper
(Cost $60,066,260)				60,066,260

U.S. Government & Agency Obligations | 58.9% of portfolio
Federal Agricultural Mortgage Corp.	0.37	04/01/16	3,500,000	3,500,000
Federal Agricultural Mortgage Corp.	0.39	04/25/16	4,700,000	4,698,778
Federal Agricultural Mortgage Corp.	2.41	04/29/16	1,000,000	1,001,499
Federal Agricultural Mortgage Corp.	0.41	05/11/16	5,000,000	4,997,722
Federal Agricultural Mortgage Corp.	0.40	05/25/16	2,285,000	2,283,629
Federal Home Loan Bank	0.34	04/06/16	3,000,000	2,999,858
Federal Home Loan Bank	0.37	04/08/16	2,000,000	1,999,856
Federal Home Loan Bank	0.37	04/18/16	3,000,000	2,999,483
Federal Home Loan Bank	0.37	04/20/16	2,750,000	2,749,470
Federal Home Loan Bank	0.38	04/27/16	2,000,000	1,999,458
Federal Home Loan Bank	0.39	05/04/16	4,000,000	3,998,570
Federal Home Loan Bank	0.38	05/13/16	5,000,000	4,997,816
Federal Home Loan Bank	0.40	05/20/16	460,000	459,750
Federal Home Loan Bank	0.39	05/27/16	2,900,000	2,898,241
Federal Home Loan Bank	0.38	06/01/16	1,762,000	1,760,866
Federal Home Loan Bank	0.38	06/02/16	2,000,000	1,998,691
Federal Home Loan Bank	0.39	06/07/16	3,000,000	2,997,823
Federal Home Loan Bank	0.39	06/10/16	2,505,000	2,513,262
Federal Home Loan Bank	0.39	06/16/16	4,250,000	4,246,546

DAILY INCOME FUND
Portfolio of Investments
Daily Income Fund |March 31, 2016 | (Unaudited)

U.S. Government & Agency Obligations | continued	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Bank	0.38%	06/17/16	$2,000,000	$1,998,374
Federal Home Loan Bank	0.34	06/23/16	2,000,000	1,998,432
Federal Home Loan Bank	0.37	06/24/16	1,100,000	1,099,063
Federal Home Loan Bank	0.37	06/27/16	2,000,000	1,998,236
Federal Home Loan Bank	0.36	07/18/16	2,000,000	1,997,840
Federal Home Loan Mortgage Corp.	0.41	04/01/16	750,000	750,000
Federal Home Loan Mortgage Corp.	2.50	05/27/16	3,000,000	3,009,919
Federal Home Loan Mortgage Corp.	0.36	06/09/16	2,000,000	1,998,639
Federal Home Loan Mortgage Corp.	0.44	07/18/16	1,600,000	1,623,902
Federal National Mortgage Association	2.38	04/11/16	2,233,000	2,234,279
Federal National Mortgage Association	0.30	04/15/16	425,000	424,950
Federal National Mortgage Association	0.36	05/02/16	1,750,000	1,749,458
Federal National Mortgage Association	0.33	05/09/16	3,000,000	2,998,955
Federal National Mortgage Association	0.38	07/05/16	1,300,000	1,299,789
U.S. Treasury Note	0.25	04/15/16	4,000,000	4,000,013
U.S. Treasury Note	0.38	04/30/16	2,500,000	2,500,102
U.S. Treasury Note	2.63	04/30/16	1,500,000	1,502,750
U.S. Treasury Note	0.25	05/15/16	4,000,000	3,999,190
U.S. Treasury Note	1.75	05/31/16	2,000,000	2,004,551
U.S. Treasury Note	0.38	05/31/16	1,500,000	1,499,665
U.S. Treasury Note	0.50	06/15/16	2,000,000	2,000,501
U.S. Treasury Note	1.50	06/30/16	2,000,000	2,005,250
U.S. Treasury Note	0.50	06/30/16	1,500,000	1,500,469
U.S. Treasury Note	0.63	07/15/16	3,500,000	3,502,967
U.S. Treasury Note	1.50	07/31/16	4,000,000	4,014,002
U.S. Treasury Note	0.63	08/15/16	3,000,000	3,002,762
U.S. Treasury Note	1.00	08/31/16	2,000,000	2,005,278
Total U.S. Government Obligations
(Cost $113,820,654)				113,820,654

Money Market Fund | 9.7% of portfolio			Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.44	(b)	18,839,284	18,839,284
Total Money Market Fund
(Cost $18,839,284)				18,839,284

Total Investments in Securities
(Cost $193,226,419) | 100%				$193,226,419

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to
$52,769,977 and represents 27.3% of total investments.
(b) 7-day yield at March 31, 2016.

LLC - Limited Liability Company

At March 31, 2016, the cost of investment securities for tax purposes was $193,226,419. There were no unrealized gains or losses.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$113,820,654	$-	$113,820,654
Commercial Paper	$-	$60,066,260	$-	$60,066,260
Corporate Bonds	$-	$500,221	$-	$500,221
Cash Equivalents	$18,839,284	$-	$-	$18,839,284
	$18,839,284	$174,387,135	$-	$193,226,419

There were no transfers between levels during the period ended March 31, 2016.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2016| (Unaudited)

Corporate Bonds | 30.6% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
Ally Bank	1.25%		08/21/17	$248,000	$248,827
Altitude Investments 17 LLC	2.68		11/08/25	831,645	855,788
American Express Bank FSB	1.55		10/23/17	250,000	252,035
American Express Centurion Bank	1.45		06/04/18	250,000	251,409
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,066
Bank of Baroda NY	1.00		02/06/17	250,000	251,027
Capital One NA	1.60		07/16/18	250,000	251,575
Capital One Bank USA NA	1.65		07/09/18	250,000	251,582
Compass Bank	1.30		07/31/17	250,000	250,566
Discover Bank	1.05		09/26/16	250,000	250,121
Ethiopian Leasing (2012) LLC	2.68		07/30/25	165,120	171,147
GE Capital Bank	1.50		10/17/17	250,000	251,082
Goldman Sachs Bank USA	1.00		01/30/17	200,000	200,487
Lulwa Ltd.	1.83		03/26/25	770,473	769,033
Mexican Aircraft Finance IV	2.54		07/13/25	408,253	420,445
Mexican Aircraft Finance V	2.33		01/14/27	495,000	504,410
Micron Semiconductor Asia PTE LTD	1.26		01/15/19	3,924,600	3,913,556
Petroleos Mexicanos	2.00		12/20/22	700,000	707,351
Petroleos Mexicanos	1.95		12/20/22	700,000	706,176
Petroleos Mexicanos	2.46		12/15/25	1,000,000	1,026,114
Safina LTD	1.55		01/15/22	643,556	642,498
Safina LTD	2.00		12/30/23	1,398,674	1,410,856
Sallie Mae Bank	1.50		10/16/17	250,000	250,894
Salmon River Export LLC	2.19		09/15/26	225,040	228,004
Sandalwood 2013 LLC	2.82		02/12/26	554,031	578,551
Santa Rosa Leasing LLC	1.69		08/15/24	72,596	72,268
Sayarra LTD	2.77		10/29/21	28,268	29,204
Tagua Leasing LLC	1.90		07/12/24	731,438	734,321
Tagua Leasing LLC	1.73		09/18/24	730,842	727,788
Union 11 Leasing LLC	2.41		01/23/24	697,553	714,736
Union 16 Leasing LLC	1.86		01/22/25	769,289	769,906
VRG Linhas Aéreas SA	0.98		03/13/18	4,000,000	3,982,628
Wells Fargo Bank	1.12	(a)	04/29/16	100,000	99,000
Worlds Foremost Bank	1.50		06/11/18	200,000	200,218
Total Corporate Bonds
(Cost $21,975,278)					22,123,669

Mortgage-Backed Securities | 4.9% of portfolio
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	250,491	255,469
GNMA #2602	6.00		06/20/28	22,800	25,870
GNMA #8004	1.88	(a)	07/20/22	12,914	13,224
GNMA #8006	1.88	(a)	07/20/22	10,322	10,638
GNMA #8038	1.88	(a)	08/20/22	6,406	6,600
GNMA #8040	2.00	(a)	08/20/22	16,196	16,621
GNMA #8054	2.00	(a)	10/20/22	3,742	3,759
GNMA #8076	2.00	(a)	11/20/22	7,076	7,306
GNMA #8157	1.75	(a)	03/20/23	11,388	11,743
GNMA #8191	1.75	(a)	05/20/23	20,808	21,529
GNMA #8215	2.00	(a)	04/20/17	311	312
GNMA #8259	1.88	(a)	08/20/23	5,641	5,815
GNMA #8297	4.00	(a)	12/20/17	2,130	2,172
GNMA #8332	3.50	(a)	03/20/18	1,097	1,115
GNMA #8344	3.50	(a)	04/20/18	3,761	3,823
GNMA #8384	1.75	(a)	03/20/24	2,689	2,763
GNMA #8393	4.00	(a)	08/20/18	1,913	1,947
GNMA #8400	2.00	(a)	08/20/18	3,262	3,290
GNMA #8405	4.00	(a)	09/20/18	2,477	2,534

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2016| (Unaudited)

Mortgage-Backed Securities | continued
	Interest Rate		Maturity Date	Face Amount	Value
GNMA #8423	1.75	(a)%	05/20/24	$4,142	$4,278
GNMA #8429	4.00	(a)	11/20/18	3,148	3,214
GNMA #8459	1.88	(a)	07/20/24	6,318	6,545
GNMA #8499	3.00	(a)	05/20/19	3,523	3,543
GNMA #8518	2.00	(a)	10/20/24	6,843	7,002
GNMA #8532	2.50	(a)	10/20/24	7,940	8,262
GNMA #8591	1.75	(a)	02/20/25	15,408	15,659
GNMA #8638	1.75	(a)	06/20/25	8,437	8,692
GNMA #8648	1.88	(a)	07/20/25	15,832	15,816
GNMA #8663	2.00	(a)	07/20/25	10,349	10,756
GNMA #8680	3.50	(a)	08/20/20	6,031	6,177
GNMA #8687	2.50	(a)	08/20/25	2,950	3,044
GNMA #8702	3.00	(a)	10/20/20	3,068	3,152
GNMA #8747	2.00	(a)	11/20/25	6,588	6,801
GNMA #8807	1.88	(a)	07/20/21	6,135	6,310
GNMA #8836	1.88	(a)	09/20/21	6,636	6,814
GNMA #8847	1.75	(a)	04/20/26	8,883	9,154
GNMA #8869	2.00	(a)	11/20/21	20,217	20,978
GNMA #8873	2.50	(a)	11/20/21	10,425	10,695
GNMA #8877	1.75	(a)	05/20/26	2,116	2,164
GNMA #8883	2.00	(a)	12/20/21	6,803	6,981
GNMA #8915	1.75	(a)	02/20/22	6,530	6,727
GNMA #8934	1.75	(a)	03/20/22	11,590	11,953
GNMA #8978	1.75	(a)	05/20/22	26,696	27,697
GNMA #80053	1.75	(a)	03/20/27	1,922	1,983
GNMA #80058	1.75	(a)	04/20/27	1,838	1,891
GNMA #80185	1.75	(a)	04/20/28	17,332	17,851
GNMA #80264	1.75	(a)	03/20/29	13,765	14,093
GNMA #80283	1.75	(a)	05/20/29	12,631	12,942
GNMA #80300	1.88	(a)	07/20/29	10,789	11,180
GNMA #80309	1.88	(a)	08/20/29	5,290	5,489
GNMA #80363	1.75	(a)	01/20/30	37,078	38,407
GNMA #80426	1.88	(a)	07/20/30	1,450	1,505
GNMA #80452	1.88	(a)	09/20/30	10,996	11,391
GNMA #80475	2.00	(a)	12/20/30	7,547	7,671
GNMA #80577	1.75	(a)	02/20/32	1,982	2,044
GNMA #80684	1.75	(a)	04/20/33	8,416	8,604
GNMA #81129	2.50	(a)	10/20/34	194,269	198,816
GNMA #583189	4.50		02/20/17	5,502	5,680
GNMA #607494	5.00		04/15/19	5,883	6,186
GNMA #616274	5.00		02/15/19	5,966	6,249
GNMA 2002-20	4.50		03/20/32	12,401	13,613
GNMA 2003-11	4.00		10/17/29	17,190	18,295
GNMA 2003-26	0.89	(a)	04/16/33	4,650	4,675
GNMA 2003-97	4.50		03/20/33	13,592	14,124
GNMA 2004-17	4.50		12/20/33	41,083	43,836
GNMA 2004-102	5.50		04/20/34	28,399	29,893
GNMA 2010-113	2.50		02/16/40	269,292	273,312
GNMA 2012-143	1.50		12/16/27	638,994	636,282
GNMA 2013-131	0.79	(a)	09/16/43	307,293	307,100
GNMA #MA0668	2.00		12/20/27	196,801	199,826
NCUA Guaranteed Notes 2011-C1	0.96	(a)	03/09/21	1,004,902	1,000,514
Total Mortgage-Backed Securities
(Cost $3,451,111)					3,502,396

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2016| (Unaudited)

Asset-Backed Securities | 0.2% of portfolio
	Interest Rate		Maturity Date	Face Amount	Value
Small Business Administration 98-20D	6.15%		04/01/18	$3,764	$3,931
Small Business Administration 98-20E	6.30		05/01/18	3,693	3,882
Small Business Administration 98-20H	6.15		08/01/18	1,696	1,775
Small Business Administration 99-20D	6.15		04/01/19	5,497	5,698
Small Business Administration 04-20B	4.72		02/01/24	23,948	25,521
Small Business Administration 04-20C	4.34		03/01/24	37,302	39,439
Small Business Administration Pool # 100075	3.50		05/25/19	11,330	11,459
Small Business Administration Pool # 502261	1.63	(a)	10/25/17	3,567	3,553
Small Business Administration Pool # 502684	1.50	(a)	07/25/19	1,376	1,388
Small Business Administration Pool # 503278	1.13	(a)	02/25/21	13,380	13,454
Small Business Administration Pool # 503463	1.38	(a)	09/25/21	3,032	3,003
Small Business Investment Companies 02-20K	5.08		11/01/22	7,831	8,398
Small Business Investment Companies 07-10A	5.38		03/10/17	2,104	2,134
Total Asset-Backed Securities
(Cost $116,973)					123,635

Municipal Bonds | 1.0% of portfolio
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	515,010
Illinois Housing Development Authority, Illinois	4.13		10/20/16	205,000	205,316
Total Municipal Bonds
(Cost $732,683)					720,326

U. S. Government and Agency Obligations | 59.8% of portfolio
National Archives Facility Trust	8.50		09/01/19	21,415	24,292
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,768,750
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,067,361
Overseas Private Investment Corp.	1.32	(d)	02/19/18	2,533,926	2,657,931
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,176,396
Overseas Private Investment Corp.	1.30		06/15/19	464,286	464,513
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	2,044,638
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	1,057,440
Overseas Private Investment Corp.	2.07		05/15/21	631,785	638,861
Overseas Private Investment Corp.	3.37		05/15/21	606,360	637,156
Overseas Private Investment Corp.	2.52		09/15/22	1,000,000	1,029,764
Overseas Private Investment Corp.	2.51		05/15/25	2,575,926	2,630,649
Philippine Power Trust I (b)	5.40		09/26/18	148,810	155,935
Private Export Funding Corp.	2.53		07/15/16	500,000	502,335
The Financing Corp.	0.00	(c)	10/06/17	500,000	493,878
The Financing Corp.	0.00	(c)	02/08/18	500,000	492,024
U.S. Department of Housing and Urban Development	5.77		08/01/17	120,000	120,515
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,028,275
U.S. Department of Housing and Urban Development	7.91		08/01/17	10,000	10,006
U.S. Department of Housing and Urban Development	7.93		08/01/18	40,000	40,046
U.S. Department of Housing and Urban Development	5.45		08/01/19	800,000	813,359
U.S. Department of Housing and Urban Development	1.88		08/01/19	2,000,000	2,053,566
U.S. Department of Housing and Urban Development	6.07		08/01/21	50,000	50,476
U.S. Department of Housing and Urban Development	6.12		08/01/22	161,000	163,036
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	506,829
United States Treasury Note	1.50		06/30/16	1,000,000	1,002,930
United States Treasury Note	1.00		08/31/16	1,000,000	1,002,500
United States Treasury Note	0.75		01/15/17	500,000	500,605
United States Treasury Note	0.75		03/15/17	1,000,000	1,001,133
United States Treasury Note	0.88		06/15/17	1,000,000	1,002,500
United States Treasury Note	1.88		08/31/17	1,500,000	1,524,843
United States Treasury Note	1.00		09/15/17	1,000,000	1,004,297
United States Treasury Note	0.88		01/15/18	1,000,000	1,002,578
United States Treasury Note	0.75		04/15/18	4,000,000	3,999,064

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2016| (Unaudited)

U. S. Government and Agency Obligations | continued
	Interest Rate			Maturity Date	Face Amount	Value
United States Treasury Note	1.38%			09/30/18	$1,000,000	$1,014,297
United States Treasury Note	0.88			10/15/18	2,000,000	2,003,438
United States Treasury Note	0.75			02/15/19	1,000,000	997,188
United States Treasury Note	1.63			04/30/19	500,000	510,957
Total U.S. Government and Agency Obligations
(Cost $42,716,108)						43,194,361

Money Market Fund | 3.5% of portfolio
					Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.44	(f	)		2,547,446	$2,547,446
Total Money Market Fund
(Cost $2,547,446)						2,547,446

Total Investment in Securities
(Cost $71,539,599) | 100%						$72,211,833

(a) Variable coupon rate as of March 31, 2016.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $411,404 and represents 0.6% of total investments.
(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at March 31, 2016.

At March 31, 2016, the cost of investment securities for tax purposes was $71,539,599.  Net unrealized appreciation of investment securities was $672,234 consisting of unrealized gains of $722,513 and unrealized losses of $50,279.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$43,038,426	$155,935	$43,194,361
Corporate Bonds	$-	$22,123,669	$-	$22,123,669
Mortgage-Backed Securities	$-	$3,502,396	$-	$3,502,396
Municipal Bonds	$-	$720,326	$-	$720,326
Asset-Backed Securities	$-	$123,635	$-	$123,635
Cash Equivalents	$2,547,446	$-	$-	$2,547,446
	$2,547,446	$69,508,452	$155,935	$72,211,833

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	U.S. Government & Agency Obligations	Total
Balance as of December 31, 2015	$186,606	$186,606
Purchase at cost	-	-
Sales at proceeds	(29,762)	(29,762)
Realized gain/(loss)	24	24
Change in unrealized appreciation/(depreciation)	(946)	(946)
Accretion/(amortization)	13	13
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of March 31, 2016	$155,935	$155,935

There were no transfers between levels during the period ended March 31, 2016.

At March 31, 2016, the Short-Term Government Securities Fund held one security with a fair value of $155,935 classified as Level 3 in the fair value hierarchy. The security was valued by an external pricing service and observable inputs were not available.

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Corporate Bonds | 33.8% of portfolio	Interest		Maturity	Face
Consumer Discretionary | 0.3%	Rate		Date	Amount	Value
Household Durables
Stanley Black & Decker Inc.	2.45%		11/17/18	$250,000	$253,902
Hotels, Restaurants, & Leisure
McDonald's Corp.	2.10		12/07/18	350,000	357,160
Media
ABC Inc.	8.75		08/15/21	810,000	1,063,047
Total Consumer Discretionary					1,674,109

Consumer Staples | 1.4%
Beverages
Anheuser-Busch InBev Fin. Inc.	1.90		02/01/19	800,000	811,573
PepsiCo Inc.	1.13		07/17/17	950,000	954,012
PepsiCo Inc.	1.50		02/22/19	350,000	354,408
Food and Staples Retailing
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,206,311
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	549,835
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,047,544
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,672,232
Procter & Gamble Co. (The)	1.85		02/02/21	350,000	355,657
Tobacco
Phillip Morris International Inc.	1.25		11/09/17	500,000	502,595
Total Consumer Staples					7,454,167

Energy | 4.8%
Energy Equipment & Services
Cameron International Corp.	1.15		12/15/16	1,580,000	1,579,382
Cameron International Corp.	3.60		04/30/22	800,000	812,568
Oil, Gas, & Consumable Fuels
ANR Pipeline Co.	9.63		11/01/21	3,175,000	4,092,353
Chevron Corp.	0.89		06/24/16	2,075,000	2,075,890
Chevron Corp.	1.35		11/15/17	500,000	503,052
Chevron Corp.	1.10		12/05/17	475,000	474,216
Chevron Corp.	1.37		03/02/18	1,400,000	1,405,148
Chevron Corp.	0.80	(a)	03/02/18	2,150,000	2,133,525
Chevron Corp.	1.72		06/24/18	975,000	984,690
Chevron Corp.	2.19		11/15/19	375,000	382,265
Chevron Corp.	1.03	(a)	11/15/19	2,175,000	2,125,582
Chevron Corp.	2.42		11/17/20	700,000	719,496
ConocoPhillips Co.	1.50		05/15/18	965,000	950,517
ConocoPhillips Co.	6.00		01/15/20	2,125,000	2,363,795
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	904,591
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,066,252
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,315,210
Marathon Oil Corp.	2.70		06/01/20	550,000	466,907
Total Energy					26,355,439

Financials |7.9%
Banks
Agricultural Bank of China NY	1.53	(a)	05/21/18	665,000	665,130
Agricultural Bank of China NY	2.00		05/21/18	915,000	918,456
American Express Bank FSB	1.65		07/09/18	250,000	251,582
American Express Centurion Bank	1.60		06/25/18	250,000	250,505
Bank of America NA	0.91	(a)	06/15/16	2,025,000	2,024,474

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Bank of America NA	0.93	%(a)	06/15/17	$1,550,000	$1,539,913
Bank of America NA	1.75		06/05/18	1,250,000	1,249,866
Capital One Bank USA NA	1.65		07/09/18	250,000	251,582
Capital One NA	1.60		07/16/18	250,000	251,575
Comenity Capital Bank	1.75		08/10/18	250,000	252,704
Compass Bank	1.30		07/31/17	250,000	250,565
Credit Suisse New York	1.63	(a)	09/13/16	1,980,000	1,985,277
Discover Bank	1.65		07/09/18	250,000	251,582
Goldman Sachs Bank USA	1.65		07/16/18	250,000	251,573
Industrial & Commercial Bank of China NY	1.81	(a)	11/13/17	250,000	251,369
Industrial & Commercial Bank of China NY	2.35		11/13/17	250,000	252,058
JP Morgan Chase Bank NA	0.96	(a)	06/13/16	14,300,000	14,301,187
JP Morgan Chase Bank NA	6.00		10/01/17	900,000	955,562
Union Bank NA	5.95		05/11/16	525,000	527,594
Sallie Mae Bank	1.50		10/30/17	250,000	250,871
State Bank of India NY	1.60		12/05/17	250,000	250,678
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,680,775
World's Foremost Bank	1.70		07/16/18	200,000	201,263
Capital Markets
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,304,368
Insurance
Athene Global Funding (b)	2.88		10/23/18	3,050,000	3,002,713
Berkshire Hathaway Finance Corp.	1.18	(a)	03/07/18	250,000	250,869
Berkshire Hathaway Finance Corp.	1.45		03/07/18	250,000	252,172
Jackson National Life Global Funding (b)	1.88		10/15/18	775,000	777,111
Pricoa Global Funding I (b)	1.60		05/29/18	1,700,000	1,694,625
Diversified Financial Services
Fixed Income Trust for Wal-Mart Stores Inc. (b)	3.65	(a)	02/15/24	180,798	174,414
Xtra Finance Corp.	5.15		04/01/17	4,650,000	4,832,610
Real Estate Management & Development
Fishers Lane LLC (b)	2.03		04/05/17	560,000	560,034

Total Financials					42,915,057

Health Care | 1.3%
Health Care Equipment & Supplies
UnitedHealth Group Inc.	1.40		12/15/17	825,000	829,417
UnitedHealth Group Inc.	1.90		07/16/18	250,000	253,946
Pharmaceuticals
Bristol-Myers Squibb Co.	0.88		08/01/17	4,125,000	4,127,570
Johnson & Johnson	1.13		11/21/17	750,000	754,310
Johnson & Johnson	1.88		12/05/19	775,000	795,724
Merck & Co., Inc.	1.85		02/10/20	475,000	484,110
Total Health Care					7,245,077

Industrials | 2.1%
Aerospace & Defense
Parker Hannifin Corp.	5.50		05/15/18	1,475,000	1,608,433
Rockwell Collins Inc.	0.98	(a)	12/15/16	1,175,000	1,175,437
United Technologies Corp.	1.78		05/04/18	1,000,000	1,002,456
Industrial Conglomerates
General Electric Co.	5.25		12/06/17	3,900,000	4,181,794
General Electric Co.	1.14	(a)	12/07/17	1,300,000	1,294,610

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
General Electric Co.	1.43	%(a)	12/20/17	$1,100,000	$1,103,057
Machinery
Caterpillar Inc.	1.50		06/26/17	500,000	502,732
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	439,763	462,851
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	83,156	89,118
Total Industrials					11,420,488

Information Technology | 4.8%
Communications Equipment
Cisco Systems Inc.	0.91	(a)	03/03/17	1,650,000	1,651,949
Cisco Systems Inc.	1.10		03/03/17	600,000	601,889
Cisco Systems Inc.	1.40		02/28/18	800,000	807,219
Software
Lender Processsing Services Inc.	5.75		04/15/23	1,175,000	1,216,712
Microsoft Corp.	0.88		11/15/17	250,000	250,161
Microsoft Corp.	1.00		05/01/18	900,000	902,625
Microsoft Corp.	1.63		12/06/18	675,000	687,941
Microsoft Corp.	2.00		11/03/20	950,000	973,737
Oracle Corp.	0.82	(a)	07/07/17	4,600,000	4,606,026
Technology Hardware, Storage & Peripherals
Intel Corp.	1.35		12/15/17	950,000	957,798
Apple Inc.	1.00		05/03/18	8,150,000	8,167,832
Apple Inc.	1.05		05/05/17	1,650,000	1,656,092
Apple Inc.	1.70		02/22/19	1,250,000	1,269,302
Apple Inc.	2.10		05/06/19	2,100,000	2,159,277
Total Information Technology					25,908,560

Materials | 1.8%
Chemicals
PetroLogistics LP	6.25		04/01/20	9,680,000	9,970,400
Total Materials					9,970,400

Utilities | 9.2%
Electric Utilities
Ameren Illinois Co.	6.25		04/01/18	1,525,000	1,651,333
Ameren Illinois Co.	6.20		06/15/16	5,000,000	5,050,445
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,769,885
Connecticut Light & Power Co.	5.75		09/01/17	325,000	344,529
Duke Energy Indiana Inc.	0.97	(a)	07/11/16	1,450,000	1,450,441
Duke Energy Progress Inc.	0.82	(a)	11/20/17	225,000	222,113
Entergy Louisiana LLC	4.80		05/01/21	1,175,000	1,295,445
Georgia Power Co.	1.02	(a)	08/15/16	4,100,000	4,099,885
Gulf Power Co.	5.90		06/15/17	9,250,000	9,723,221
PacifiCorp	5.65		07/15/18	1,025,000	1,122,509
Public Service Co. of New Hampshire	4.50		12/01/19	2,575,000	2,793,463
San Diego Gas & Electric Co.	1.91		02/01/22	1,945,717	1,935,770
Southern California Edison Co.	1.13		05/01/17	325,000	325,039
Southern California Edison Co.	1.25		11/01/17	870,000	868,043
Southern California Edison Co.	1.85		02/01/22	6,278,571	6,202,117
Union Electric Co.	6.40		06/15/17	275,000	290,931
Union Electric Co.	5.10		08/01/18	975,000	1,045,261

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Corporate Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Westar Energy Inc.	5.10%		07/15/20	$1,275,000	1,427,822
Gas Utillities
El Paso Natural Gas Co.	5.95		04/15/17	800,000	823,314
Northern Natural Gas Co. (b)	4.25		06/01/21	475,000	491,596
Northwest Natural Gas Co.	7.00		08/01/17	2,200,000	2,353,256
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,082,131
WGL Holdings Inc.	2.25		11/01/19	2,125,000	2,152,434
Water Utillities
California Water Service Co.	5.88		05/01/19	1,275,000	1,427,533
Total Utilities					49,948,516

Telecomunication Services | 0.2%
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,292,489
Total Telecommunication Services					1,292,489
Total Corporate Bonds
(Cost $183,014,374)					184,184,302

Yankee Bonds | 8.4% of portfolio
Abbey National Treasury Services plc	2.50		03/14/19	250,000	252,888
Abbey National Treasury Services plc	2.11	(a)	03/14/19	250,000	251,260
Actavis Funding SCS	2.35		03/12/18	2,175,000	2,200,521
Alibaba Group Holding Ltd.	2.50		11/28/19	1,275,000	1,286,411
African Development Bank	8.80		09/01/19	250,000	305,699
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	352,045
CNOOC Finance (2013) Ltd.	1.13		05/09/16	2,680,000	2,679,199
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	3,460,000	3,452,893
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63		05/05/20	425,000	425,524
Commonwealth Bank of Australia (b)	1.88	(a)	03/31/17	800,000	805,823
Compagnie de Financement Foncier	0.58	(a)	03/22/17	2,100,000	2,083,242
Daimler Finance NA LLC (b)	1.38		08/01/17	400,000	401,122
Daimler Finance NA LLC (b)	0.96	(a)	08/01/17	775,000	770,402
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,137,320
Diageo Capital plc	0.63		04/29/16	1,375,000	1,374,957
Export-Import Bank of Korea	1.33	(a)	11/26/16	1,000,000	1,001,490
Glencore Funding LLC (b)	1.68	(a)	04/16/18	2,875,000	2,587,500
Hydro-Quebec	6.27		01/03/26	80,000	99,435
Hypothekenbank Frankfurt International SA	0.56	(a)	07/12/16	930,000	925,357
Landesbank Baden-Wuerttemberg	7.63		02/01/23	1,175,000	1,495,105
International Bank for Reconstruction and Development	0.00	(d)	05/01/18	295,000	285,326
Mizuho Bank Ltd. (b)	2.15		10/20/18	325,000	325,249
Nexen Energy ULC	5.65		05/15/17	220,000	228,941
Pentair Finance S.A.	2.90		09/15/18	950,000	952,862
Shell International Finance BV	1.90		08/10/18	3,175,000	3,209,217
Shell International Finance BV	1.63		11/10/18	2,125,000	2,134,764
Shell International Finance BV	2.13		05/11/20	665,000	671,607
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75		04/10/17	1,075,000	1,077,516
Sinopec Group Overseas Development (2015) Ltd.(b)	2.50		04/28/20	1,075,000	1,079,889
Statoil ASA	1.25		11/09/17	2,500,000	2,498,215
Statoil ASA	1.95		11/08/18	325,000	327,800
Total Capital International SA	1.00		08/12/16	2,000,000	1,998,088

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Yankee Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
TransCanada PipeLines Ltd.	1.88%		01/12/18	$775,000	$773,990
TransCanada PipeLines Ltd.	1.41	(a)	01/12/18	2,350,000	2,313,718
TransCanada PipeLines Ltd.	7.13		01/15/19	2,045,000	2,270,917
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,638,478
Total Yankee Bonds
(Cost $45,395,567)					45,674,770

Asset Backed Securities | 24.4% of portfolio
Access Group Inc. 01	0.99	(a)	05/25/29	1,016,906	943,611
Access Group Inc. 04-A	0.88	(a)	04/25/29	399,432	394,875
Access Group Inc. 05-B	0.99	(a)	07/25/35	2,075,000	1,896,549
Access Group Inc. 05-B	0.85	(a)	07/25/22	17,176	17,116
Ally Master Owner Trust 14-1	0.91	(a)	01/15/19	1,450,000	1,447,982
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,723,628
Ally Master Owner Trust 14-3	1.33		03/15/19	1,500,000	1,499,053
Ally Master Owner Trust 14-4	0.84	(a)	06/17/19	4,025,000	4,006,899
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,073,666
Ally Master Owner Trust 14-5	0.93	(a)	10/15/19	4,500,000	4,486,483
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	3,999,016
Ally Master Owner Trust 15-2	1.83		01/15/21	725,000	725,994
American Credit Acceptance Receivables Trust 16-A (b)	2.37		05/12/20	696,748	696,986
Avant Loans Funding Trust 16-A (b)	4.11		05/15/19	2,586,725	2,586,220
Axis Equipment Finance Receivables LLC 13-1 (b)	1.75		03/20/17	61,380	61,376
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90		03/20/20	1,402,742	1,399,845
California Republic Auto Receivable Trust 15-3	2.13		05/17/21	2,100,000	2,108,261
Capital Auto Receivables Asset Trust 14-2	0.91		04/20/17	583,728	583,526
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,583,333	1,594,326
College Loan Corp Trust 07-2	0.87	(a)	01/25/24	19,395,000	18,708,458
CPS Auto Trust 11-C (b)	4.21		03/15/19	74,676	74,712
CPS Auto Trust 12-A (b)	2.78		06/17/19	67,870	67,988
CPS Auto Trust 13-A (b)	1.31		06/15/20	611,310	604,494
CPS Auto Trust 13-B (b)	1.82		09/15/20	611,843	610,559
CPS Auto Trust 13-C (b)	1.64		04/16/18	463,531	463,313
CPS Auto Trust 13-D (b)	1.54		07/16/18	120,593	120,345
CPS Auto Trust 14-C (b)	1.31		02/15/19	1,439,121	1,431,288
CPS Auto Trust 15-A (b)	1.53		07/15/19	1,673,926	1,662,082
DT Auto Owner Trust 16-1 (b)	2.00		09/16/19	1,263,048	1,264,003
Edlinc Student Loan Funding Trust 12-A (b)	3.20	(a)	10/01/25	3,467,688	3,488,122
Education Loan Asset Backed Trust 13-1 (b)	1.44	(a)	11/25/33	5,749,544	5,223,506
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	2,661,947	2,579,702
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	955,344	926,034
Element Rail Leasing I LLC 16-1 (b)	3.97		03/19/46	500,000	500,000
Entergy New Orleans Storm Recovery Fund 15-1	2.67		06/01/27	1,000,000	1,042,298
Exeter Automobile Receivables Trust 15-3 (b)	2.00		03/16/20	1,399,906	1,398,264
Exeter Automobile Receivables Trust 16-1 (b)	2.35		07/15/20	238,049	238,082
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	322,150	322,108
Flagship Credit Auto Trust 15-3 (b)	2.38		10/15/20	1,057,391	1,054,760
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,330,647
Ford Credit Floorplan Master Owner Trust 13-5	0.91	(a)	09/15/18	3,325,000	3,325,185
Ford Credit Floorplan Master Owner Trust 14-1	1.20		02/15/19	1,750,000	1,748,118
Ford Credit Floorplan Master Owner Trust 14-1	0.84	(a)	02/15/19	1,750,000	1,746,861
Ford Credit Floorplan Master Owner Trust 16-1	1.76		02/15/21	1,250,000	1,253,784
Ford Credit Floorplan Master Owner Trust 16-1	1.33	(a)	02/15/21	1,250,000	1,251,317
FRS I LLC 13-1 (b)	1.80		04/15/43	190,737	187,151

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Asset Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Goal Capital Funding Trust 06-1	0.51	%(a)	11/25/26	$953,804	$945,085
KeyCorp Student Loan Trust 00-A	0.71	(a)	05/25/29	715,277	688,557
KeyCorp Student Loan Trust 00-B	0.63	(a)	07/25/29	820,820	778,599
KeyCorp Student Loan Trust 04-A	0.62	(a)	10/28/41	503,823	500,540
KeyCorp Student Loan Trust 04-A	0.75	(a)	01/27/43	604,259	529,288
KeyCorp Student Loan Trust 05-A	1.00	(a)	09/27/40	498,062	434,470
KeyCorp Student Loan Trust 06-A	0.91	(a)	09/27/35	1,183,931	1,145,172
Longtrain Leasing III LLC 2015-1 (b)	2.98		01/15/45	703,704	679,351
National Collegiate Student Loan Trust 04-1	0.89	(a)	06/25/27	227,554	226,890
Ocwen Master Advance Receivables Trust 15-1 (b)	2.54		09/17/46	825,000	824,543
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	2,300,000	2,291,024
One Main Financial Issuance Trust 15-2 (b)	2.57		07/18/25	925,000	912,450
Skopos Auto Receivables Trust 15-2 (b)	3.55		02/15/20	669,417	668,673
SLC Student Loan Trust 05-1	0.56	(a)	02/15/45	1,350,339	1,130,207
SLC Student Loan Trust 06-A	0.62	(a)	07/15/36	3,275,000	3,162,157
SLC Student Loan Trust 06-A	0.77	(a)	07/15/36	6,250,000	5,416,706
SLM Student Loan Trust 03-A	1.07	(a)	09/15/20	1,343,597	1,331,860
SLM Student Loan Trust 03-B	1.03	(a)	03/15/22	2,656,292	2,612,930
SLM Student Loan Trust 03-11	1.28	(a)	12/15/38	694,946	592,514
SLM Student Loan Trust 04-A	0.91	(a)	06/15/33	3,150,608	2,904,333
SLM Student Loan Trust 04-B	0.71	(a)	06/15/21	265,658	263,629
SLM Student Loan Trust 04-B	0.84	(a)	03/15/24	5,275,000	4,815,766
SLM Student Loan Trust 05-A	0.71	(a)	06/15/23	2,840,366	2,680,155
SLM Student Loan Trust 06-A	0.70	(a)	12/15/23	3,668,735	3,617,381
SLM Student Loan Trust 07-A	0.75	(a)	09/15/25	941,323	926,155
Small Business Administration 02-20K	5.08		11/01/22	27,408	29,394
Springcastle Funding Asset-Backed Notes 14-A(b)	2.70		05/25/23	1,645,946	1,639,166
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,074,975
Total Asset Backed Securities
(Cost $131,844,308)					132,690,563

Mortgage Backed Securities | 3.0% of portfolio
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	117,164	110,594
ACE Securities Corp. 06-ASL1	0.72	(a)	02/25/36	333,226	176,700
ACE Securities Corp. 06-GP1	0.69	(a)	02/25/31	23,879	23,279
ACE Securities Corp. 06-SL1	0.76	(a)	09/25/35	127,297	70,868
Adjustable Rate Mortgage Trust 05-10	2.92	(a)	01/25/36	77,461	65,572
American Business Financial Services 02-1	7.01		12/15/32	69,681	67,490
American Home Mortgage Investment Trust 05-01	2.88	(a)	06/25/45	123,762	120,635
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	16,682	16,561
Amresco Residential Securities 98-1	7.57		10/25/27	48,080	54,499
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	116,850	91,183
Banc of America Funding Corp. 04-A	2.75	(a)	09/20/34	12,337	12,159
Banc of America Funding Corp. 05-G	2.87	(a)	10/20/35	238,192	220,716
Banc of America Funding Corp. 07-5	6.50		07/25/37	34,699	35,131
Banc of America Mortgage Securities Inc. 02-J	3.74	(a)	09/25/32	2,784	2,593
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	8,869	9,007
Banc of America Mortgage Securities Inc. 05-C	2.85	(a)	04/25/35	26,727	24,530
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,312,255
Bayview Financial Asset Trust 07-SR1A (b)	0.88	(a)	03/25/37	181,745	152,632
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.89	(a)	01/25/35	243,136	220,623
Bear Stearns Adjustable Rate Mortgage Trust 05-12	3.12	(a)	02/25/36	30,148	28,184
Bear Stearns ALT-A Trust 04-11	2.86	(a)	11/25/34	15,258	13,240
Bear Stearns ALT-A Trust 05-4	3.01	(a)	05/25/35	94,777	90,550

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Bear Stearns ALT-A Trust 05-9	2.98	%(a)	11/25/35	$46,737	$34,061
Bear Stearns ALT-A Trust 06-6	2.95	(a)	11/25/36	180,837	135,136
Bear Stearns Asset Backed Securities Trust 03-3	1.62	(a)	06/25/43	52,199	49,404
Bear Stearns Asset Backed Securities Trust 04-HE5	2.31	(a)	07/25/34	150,916	146,843
Bear Stearns Structured Products Inc., 00-1 (b)	7.33	(a)	08/28/33	2,212	1,976
CDC Mortgage Capital Trust 02-HE1	1.06	(a)	01/25/33	303,364	276,062
Chase Mortgage Finance Corp. 05-A1	2.67	(a)	12/25/35	9,816	9,227
Chaseflex Trust 05-2	6.00		06/25/35	101,393	90,533
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	14,087	14,067
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	204,528	214,222
Citigroup Mortgage Loan Trust, Inc. 05-7	2.55	(a)	09/25/35	244,962	183,729
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	61,368	61,419
CMO Trust 17	7.25		04/20/18	2	2
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	132,212	137,367
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	22,929	18,489
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	48,776	49,312
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	109,293	107,070
Countrywide Alternative Loan Trust 05-43	2.65	(a)	10/25/35	29,773	26,067
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	70,297	70,645
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	102,239	101,806
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	31,939	32,451
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	82,523	80,597
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	48,766	47,993
Countrywide Home Loans 03-49	2.65	(a)	12/19/33	26,642	26,942
Countrywide Home Loans 05-HYB8	2.82	(a)	12/20/35	90,818	79,627
Countrywide Home Loans 06-HYB5	2.60	(a)	09/20/36	58,803	50,401
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	15,699	15,774
Credit Suisse First Boston Mortgage 03-AR24	2.73	(a)	10/25/33	196,635	192,592
Credit Suisse First Boston Mortgage 03-FFA	6.60	(a)	02/25/33	26,168	26,002
Credit Suisse First Boston Mortgage 04-AR3	2.86	(a)	04/25/34	54,008	54,880
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	54,019	53,102
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	98,038
DLJ Mortgage Acceptance Corp. 91-3	2.11	(a)	01/25/21	5,127	5,121
Encore Credit Receivables Trust 05-3	1.17	(a)	10/25/35	582,373	570,039
FHLMC 2649	4.50		07/15/18	48,408	49,699
FHLMC 780754	2.50	(a)	08/01/33	3,593	3,756
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	14,190	14,211
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.43	(a)	09/25/34	21,654	20,915
First Horizon Mortgage Pass-Through Trust 05-AR2	2.99	(a)	05/25/35	118,228	107,025
FNMA 03-38	5.00		03/25/23	5,606	5,670
FNMA 03-86	4.50		09/25/18	21,473	21,794
FNMA 813842	2.02	(a)	01/01/35	13,332	13,814
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	34,921	33,022
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	1,023,843
GNMA 03-11	4.00		10/17/29	89,256	94,993
GNMA 03-26	0.89	(a)	04/16/33	10,462	10,520
GNMA 04-17	4.50		12/20/33	17,212	18,365
GNMA 583189	4.50		02/20/17	3,301	3,408
Green Tree Financial Corp. 98-5	6.22		03/01/30	85,417	89,945
GS Mortgage Loan Trust 03-10	2.44	(a)	10/25/33	85,908	82,852
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	21,297	21,630
GS Mortgage Loan Trust 05-AR3	2.87	(a)	05/25/35	63,302	58,180
GS Mortgage Loan Trust 05-AR6	2.97	(a)	09/25/35	40,126	39,855
Home Equity Mortgage Trust 06-1	5.80		05/25/36	998,853	735,600

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Home Savings of America 9	3.34	%(a)	11/25/17	$23,810	$23,781
Home Savings of America 11	4.82	(a)	01/25/18	19,034	18,994
IMPAC Secured Assets Corp. 03-3	5.00	(a)	08/25/33	112,596	115,867
Indymac Indx Mortgage Loan Trust 04-AR6	2.79	(a)	10/25/34	7,340	7,086
Indymac Indx Mortgage Loan Trust 05-AR15	2.79	(a)	09/25/35	31,829	26,600
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.84	(a)	07/25/13	182,659	65,776
JP Morgan Mortgage Trust 05-A2	2.40	(a)	04/25/35	175,436	171,154
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	41,858	42,455
Master Adjustable Rate Mortgages Trust 04-13	2.79	(a)	04/21/34	19,179	19,142
Master Adjustable Rate Mortgages Trust 05-1	2.71	(a)	01/25/35	16,466	15,907
Master Alternative Loans Trust 03-5	6.00		08/25/33	41,988	43,922
Master Asset Backed Securities Trust 07-NCW (b)	0.73	(a)	05/25/37	403,000	327,734
Master Asset Securitization Trust 03-6	5.00		07/25/18	3,385	3,378
Master Asset Securitization Trust 07-1	6.00		10/25/22	14,818	14,579
Merrill Lynch Mortgage Investors Trust 03-A2	2.37	(a)	02/25/33	30,961	29,611
Merrill Lynch Mortgage Investors Trust 06-SL1	0.80	(a)	09/25/36	90,786	88,015
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	10,673	10,755
Morgan Stanley Mortgage Loan Trust 05-5AR	2.89	(a)	09/25/35	34,129	24,250
Morgan Stanley Mortgage Loan Trust 06-1AR	2.90	(a)	02/25/36	114,157	86,950
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	176,187
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	6	6
Nomura Asset Acceptance Corporation 06-AF2	0.54	(a)	08/25/36	169,401	57,518
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	174,296	175,175
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	239,963	240,043
Oakwood Mortgage Investors, Inc. 02-A (g)	0.25	(a)	09/15/14	114,899	100,469
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	13,911	12,631
Ownit Mortgage Loan Asset Backed Certificate 05-5	1.02	(a)	10/25/36	104,019	103,508
Prime Mortgage Trust 05-2	5.00		07/25/20	16,697	16,758
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	30,652	28,378
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	269,771	221,212
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	87,877	88,094
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	95,097
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	18,187	18,444
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	125,784	109,938
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	74,593	74,188
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	8,618	8,701
Residential Funding Mortgage Securities I 05-SA2	2.81	(a)	06/25/35	32,876	27,265
Residential Funding Mortgage Securities I 06-SA1	3.88	(a)	02/25/36	35,805	31,946
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	11,436	11,445
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	8	8
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.70	(a)	03/25/34	16,023	15,890
Structured Adjustable Rate Mortgage Loan Trust 04-4	2.83	(a)	04/25/34	450,124	442,092
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.69	(a)	08/25/34	32,750	32,350
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.69	(a)	12/25/34	67,158	48,009
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.69	(a)	05/25/35	269,791	247,012
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.70	(a)	02/25/36	23,254	20,179
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.39	(a)	05/25/36	64,700	48,696
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.10	(a)	05/25/36	67,396	56,091
Structured Asset Mortgage Investments 04-AR5	2.40	(a)	10/19/34	23,026	22,463
Structured Asset Securities Corp. 98-RF1 (b)	6.31	(a)	04/15/27	22,292	22,125
Structured Asset Securities Corp. 03-37A	2.68	(a)	12/25/33	142,629	139,403
Structured Asset Securities Corp. 04-3	5.21	(a)	03/25/24	106,870	108,188
Terwin Mortgage Trust 04-5HE	1.32	(a)	06/25/35	471,910	444,501
Wachovia Mortgage Loan Trust 06-A	2.85	(a)	05/20/36	93,573	88,300

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Mortgage Backed Securities | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
Washington Mutual Mortgage Securities Corp. 04-AR3	2.51	%(a)	06/25/34	$38,556	$38,704
Washington Mutual Mortgage Securities Corp. 04-AR14	2.58	(a)	01/25/35	69,719	69,495
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	8,378	8,468
Wells Fargo Mortgage Backed Securities Trust 04-B	2.72	(a)	02/25/34	12,355	12,229
Wells Fargo Mortgage Backed Securities Trust 04-E	2.77	(a)	05/25/34	16,147	16,058
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.72	(a)	12/25/34	14,049	14,072
Wells Fargo Mortgage Backed Securities Trust 04-F	2.68	(a)	06/25/34	47,110	47,434
Wells Fargo Mortgage Backed Securities Trust 04-I	2.80	(a)	07/25/34	3,241	3,268
Wells Fargo Mortgage Backed Securities Trust 04-K	2.74	(a)	07/25/34	60,127	59,799
Wells Fargo Mortgage Backed Securities Trust 04-K	2.74	(a)	07/25/34	24,087	24,913
Wells Fargo Mortgage Backed Securities Trust 04-K	2.74	(a)	07/25/34	26,796	27,613
Wells Fargo Mortgage Backed Securities Trust 04-R	2.75	(a)	09/25/34	32,249	32,414
Wells Fargo Mortgage Backed Securities Trust 05-AR14	2.74	(a)	08/25/35	14,951	14,589
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.74	(a)	09/25/35	119,464	116,935
Wells Fargo Mortgage Backed Securities Trust 05-AR16	2.74	(a)	10/25/35	29,538	28,546
Wells Fargo Mortgage Backed Securities Trust 06-AR4	3.40	(a)	04/25/36	25,909	23,572
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.64	(a)	12/25/36	17,159	16,034
Total Mortgage Backed Securities
(Cost $18,358,164)					16,451,503

Municipal Bonds | 21.0% of portfolio
Alaska Housing Finance Corp.	2.80		12/01/26	195,000	198,414
Alaska Housing Finance Corp.	1.24	(a)	06/01/43	5,150,000	5,154,172
Alaska Student Loan Corp.	0.93	(a)	08/25/31	927,050	910,790
Atlantic City NJ	4.00		11/01/16	400,000	347,268
Austin TX	1.58		09/01/17	3,250,000	3,290,235
Colorado Housing & Finance Authority	1.17		05/01/17	1,350,000	1,357,047
Colorado Housing & Finance Authority	1.69		05/01/18	1,335,000	1,351,754
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,433,523
Desert Sands California Unified School District	2.28		06/01/19	375,000	380,801
Energy Northwest, WA	2.15		07/01/18	850,000	870,060
Florida Hurricane Catastrophe Fund Finance Corp.	1.30		07/01/16	1,750,000	1,752,135
Florida State Board of Administration Finance Corp.	2.16		07/01/19	4,375,000	4,402,694
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,202,002
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,675,605
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,292,671
Indiana Bond Bank	2.08		01/15/19	300,000	304,788
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	600,420
Jackson Tennessee Energy Authority	1.15		04/01/16	400,000	400,000
Jersey City, NJ	1.51		09/01/16	950,000	951,900
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	931,401
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,956,695
Mississippi, State of	2.40		10/01/22	225,000	231,530
New Jersey Economic Development Authority	0.00	(d)	02/15/17	1,890,000	1,865,525
New Jersey Economic Development Authority	0.00	(d)	02/15/18	3,125,000	2,991,656
New Jersey Economic Development Authority	0.00	(d)	02/15/19	4,015,000	3,677,860
New Jersey Economic Development Authority	0.00	(d)	02/15/20	11,550,000	10,133,277
New Jersey Economic Development Authority	0.00	(d)	02/15/21	1,350,000	1,148,351
New Jersey Economic Development Authority	0.00	(d)	02/15/22	755,000	601,282
New Orleans Louisiana	2.12		09/01/17	825,000	831,517
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,768,936
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,493,496
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,039,499

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

Municipal Bonds | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
New York City, NY Transitional Finance Authority	2.45%		08/01/20	$1,000,000	$1,028,430
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,790,942
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,880,089
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,470,843
North Carolina Housing Finance Agency	4.00		01/01/30	1,340,000	1,413,874
North Carolina State Education Assistance Authority	1.23	(a)	07/25/39	816,519	798,311
Oklahoma Student Loan Authority	0.93	(a)	02/25/32	732,688	700,377
Pennsylvania Higher Education Assistance Agency (b)	0.98	(a)	05/25/27	306,307	299,424
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/18	9,720,000	9,229,529
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/19	2,500,000	2,309,850
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/20	5,285,000	4,746,141
Puerto Rico, Commonwealth of	5.50		07/01/16	1,250,000	1,262,162
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	328,461
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	239,073
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	352,271
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	406,692
Puerto Rico, Commonwealth of	5.50		07/01/19	250,000	263,210
Puerto Rico Electric Power Authority	5.00		07/01/18	300,000	303,999
Puerto Rico Electric Power Authority	5.00		07/01/17	330,000	336,752
Puerto Rico Electric Power Authority	5.50		07/01/17	500,000	513,235
Puerto Rico Highway & Transportation Authority	5.50		07/01/16	875,000	883,514
Puerto Rico Highway & Transportation Authority	5.50		07/01/17	725,000	753,659
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	444,721
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	496,413
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,626,848
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	1,464,564
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	398,200
Puerto Rico Sales Tax Financing Corp.	3.38		08/01/16	575,000	529,057
Stockton California Pension Obligation	5.14		09/01/17	790,000	797,592
Utah Infrastructure Agency	3.20		10/15/16	175,000	177,068
University of California	2.85		05/15/20	540,000	569,830
Utility Debt Securitization Authority, NY	2.04		06/15/21	250,000	253,562
Vermont Student Assistance Corp.	1.14	(a)	07/28/34	1,071,428	1,035,396
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,383,291
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,403,449
Virginia Housing Development Authority	1.11		10/01/16	550,000	551,331
Wayne County Michigan	4.25		12/01/16	325,000	327,402
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	740,067
Total Municipal Bonds
(Cost $114,503,413)					114,056,933

U.S. Government and Agency Obligations | 7.0% of portfolio
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,256,250
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,174,097
Overseas Private Investment Corp.	1.30		06/15/19	557,143	557,415
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,405,689
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,136,748
Overseas Private Investment Corp.	2.52		09/15/22	1,750,000	1,802,087
Tennessee Valley Authority	0.00	(d)	06/15/21	595,000	537,776
U.S. Department of Housing & Urban Development	1.88		08/01/19	950,000	975,444
U.S. Department of Housing & Urban Development	6.07		08/01/21	12,000	12,114
U.S. Department of Housing & Urban Development	6.12		08/01/22	109,000	110,378
U.S. Treasury Notes	0.75		01/15/17	5,225,000	5,231,328
U.S. Treasury Notes	0.75		03/15/17	2,950,000	2,953,342

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

U.S. Government and Agency Obligations | continued	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. Treasury Notes	1.00%		03/31/17	$10,000,000	$10,036,330
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,907,250
U.S. Treasury Notes	1.88		08/31/17	1,925,000	1,956,882
U.S. Treasury Notes	1.00		09/15/17	1,700,000	1,707,305
U.S. Treasury Notes	1.63		04/30/19	1,975,000	2,018,280
U.S. Treasury Notes	1.38		10/31/20	2,175,000	2,193,181
Total U.S. Government and Agency Obligations
(Cost $37,665,794)					37,971,896

Commercial Paper | 2.4% of portfolio
Cofco Capital Corp.	0.75		04/05/16	11,338,000	11,337,055
TransCanada Power Marketing Ltd. (b)	0.83	(a)	04/07/16	1,561,000	1,560,784
Total Commercial Paper
(Cost $12,897,839)					12,897,839

Money Market | less than 0.1% of portfolio
				Shares
State Street Institutional Liquid Reserves Fund (Premier Class)	0.44	(h)		667	667
Total Money Market Account
(Cost $667)					667

Total Investment in Securities | 100%
(Cost $543,680,126)					$543,928,473

(a) Variable coupon rate as of March 31, 2016.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to
$54,578,256 and represents 10.0% of total investments.
(c) Step coupon security, the current rate may be adjusted upwards before maturity date.
(d) Zero coupon security, purchased at a discount.
(e) Interest is paid at maturity.
(f) Interest is paid at put date.
(g) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h) 7-day yield at March 31, 2016.

NA—National Association
LLC—Limited Liablity Company
SA—Sociedad Anónima or Société Anonyme
plc—Public Limited Company
BV—Besloten Vennootschap
ULC—Unlimited Liability Corporation

At March 31, 2016, the cost of investment securities for tax purposes was $543,680,126.  Net unrealized appreciation of investment securities was $248,347 consisting of unrealized gains of $6,685,786 and unrealized losses of $6,437,439.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$184,184,302	$-	$184,184,302
Municipal Bonds	$-	$114,056,933	$-	$114,056,933
Asset-Backed Securities	$-	$132,690,563	$-	$132,690,563
Yankee Bonds	$-	$45,674,770	$-	$45,674,770
U.S. Government & Agency Obligations	$-	$37,971,896	$-	$37,971,896
Mortgage-Backed Securities	$-	$16,233,095	$218,408	$16,451,503
Commercial Paper	$-	$12,897,839	$-	$12,897,839
Cash Equivalents	$667	$-	$-	$667
	$667	$543,709,398	$218,408	$543,928,473

SHORT-TERM BOND FUND
Portfolio of Investments
Short-Term Bond Fund | March 31, 2016 | (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Mortgage-Backed Securities	Total
Balance as of December 31, 2015	$248,689	$248,689
Purchase at cost	-	-
Sales at proceeds	(6,703)	(6,703)
Realized gain/(loss)	1,200	1,200
Change in unrealized appreciation/(depreciation)	(25,499)	(25,499)
Accretion/(amortization)	721	721
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of March 31, 2016	$218,408	$218,408

There were no other transfers between levels during the reporting period.

At March 31, 2016, the Short-Term Bond Fund held two securities with a fair value of $218,408 classified as Level 3 in the fair value hierarchy. Both securities were valued by external pricing services and observable inputs were not available.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2016
(Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$52,497,200	$116,343,556

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Index Master Portfolio managed by
BlackRock Fund Advisors. As of March 31, 2016, the Stock Index Fund's ownership interest in the S&P 500 Stock
Master Portfolio was 1.47%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
Value Fund |March 31, 2016 | (Unaudited)

Common Stocks | 95.0% of portfolio
Consumer Discretionary | 5.3%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	440,000	$16,288,800
Distributors
Genuine Parts Co.	315,400	31,338,144
LKQ Corp. (a)	17,000	542,810
Total Consumer Discretionary		48,169,754

Consumer Staples | 3.3%
Food Products
Dean Foods Co.	349,449	6,052,457
J.M. Smucker Co. (The)	148,853	19,327,074
WhiteWave Foods Co. (The) (Class A) (a)	113,627	4,617,801
Total Consumer Staples		29,997,332

Energy | 8.4%
Energy Equipment & Services
Baker Hughes Inc.	187,000	8,196,210
Helmerich & Payne, Inc.	110,000	6,459,200
Oil, Gas, & Consumable Fuels
Chevron Corp.	295,000	28,143,000
ConocoPhillips	452,400	18,218,148
Marathon Oil Corp.	663,100	7,386,934
QEP Resources, Inc.	552,400	7,794,364
Total Energy		76,197,856

Financials | 11.6%
Banks
Bank of America Corp.	600,200	8,114,704
JPMorgan Chase & Co.	517,600	30,652,272
Wells Fargo & Co.	221,000	10,687,560
Insurance
Allstate Corp. (The)	369,000	24,859,530
American International Group, Inc.	373,298	20,176,757
Chubb Limited	85,469	10,183,631
Total Financials		104,674,454

Health Care | 19.6%
Biotechnology
AbbVie Inc.	399,000	22,790,880
Health Care Equipment & Supplies
Abbott Laboratories	399,000	16,690,170
Medtronic, plc	198,465	14,884,875
Life Sciences Tools & Services
Mettler-Toledo International Inc. (a)	45,000	15,514,200
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	45,974,436
GlaxoSmithKline plc ADR	454,000	18,409,700
Merck & Co., Inc.	193,194	10,221,895
Pfizer, Inc.	1,107,000	32,811,480
Total Health Care		177,297,636

VALUE FUND
Portfolio of Investments
Value Fund |March 31, 2016 | (Unaudited)

Common Stocks | continued
Industrials | 18.2%	Shares	Value
Aerospace & Defense
Honeywell International Inc.	281,100	$31,497,255
Airlines
Southwest Airlines Co.	844,100	37,815,680
Commercial Services & Supplies
Tyco International plc	164,850	6,051,643
Industrial Conglomerates
General Electric Co.	1,364,000	43,361,560
Machinery
Flowserve Corp.	285,900	12,696,819
Parker-Hannifin Corp.	246,400	27,370,112
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	5,663,700
Total Industrials		164,456,769

Information Technology | 17.4%
Communications Equipment
Cisco Systems, Inc.	1,343,500	38,249,445
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	16,275,672
Internet Software & Services
Alphabet Inc. (Class C) (a)	28,000	20,858,600
IT Services
Leidos Holdings Inc.	150,750	7,585,740
Visa Inc. (Class A)	356,000	27,226,880
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	38,334,750
Software
Microsoft Corp.	162,000	8,947,260
Total Information Technology		157,478,347

Materials | 10.7%
Chemicals
Dow Chemical Co. (The)	711,900	36,207,234
Containers & Packaging
Avery Dennison Corp.	520,000	37,497,200
Bemis Co., Inc.	433,600	22,451,808
Total Materials		96,156,242

Utilities | 0.5%
Gas Utilities
Questar Corp.	169,814	4,211,387
Total Utilities		4,211,387
Total Common Stocks
(Cost $511,521,284)		858,639,777

Commercial Paper | 5.0%	Face Amount
COFCO Capital Corp., 0.75%, 04/05/16	19,000,000	18,998,416
NiSource Finance Corp., 0.85%, 04/01/16 (b)	13,747,000	13,747,000
TransCanada Power Marketing Ltd., 0.80%, 04/04/16 (b)	12,304,000	12,303,180
Total Commercial Paper
(Cost $45,048,596)		45,048,596

VALUE FUND
Portfolio of Investments
Value Fund |March 31, 2016 | (Unaudited)

Money Market Fund | Less than 0.1% of portfolio	Shares	Value
State Street Institutional Liquid Reserves Fund (Premier Class), 0.44% (c)	670	$670
Total Money Market Fund
(Cost $670)		670

Total Investments in Securities
(Cost $556,570,550) | 100%		$903,689,043

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $26,050,180 and represents 2.9% of total investments.

(c) 7-day yield at March 31, 2016.

plc - Public Limited Company
ADR - American Depositary Receipt

At March 31, 2016, the cost of investment securities for tax purposes was $556,570,550.  Net unrealized appreciation of investment securities was $347,118,493 consisting of unrealized gains of $362,365,745 and unrealized losses of $15,247,252.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$858,639,777	$-	$-	$858,639,777
Commercial Paper	$-	$45,048,596	$-	$45,048,596
Cash Equivalents	$670	$-	$-	$670
	$858,640,447	$45,048,596	$-	$903,689,043

There were no transfers between levels during the period ended March 31, 2016.

GROWTH FUND
Portfolio of Investments
Growth Fund |March 31, 2016 | (Unaudited)

Common Stocks | 97.6% of portfolio
Consumer Discretionary | 24.5%	Shares	Value
Automobiles
Ferrari NV (a)	$13,270	$553,359
Tesla Motors, Inc. (a)	5,440	1,249,949
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	93,213	2,099,157
MGM Resorts International (a)	76,497	1,640,096
Royal Caribbean Cruises Ltd.	6,800	558,620
Starbucks Corp.	13,800	823,860
Internet & Catalog Retail
Amazon.com, Inc. (a)	13,000	7,717,320
Netflix, Inc. (a)	9,800	1,001,854
Priceline Group, Inc. (The) (a)	3,950	5,091,392
Multiline Retail
Dollar General Corp.	12,200	1,044,320
Specialty Retail
CarMax, Inc. (a)	10,600	541,660
Lowe's Cos., Inc.	22,600	1,711,950
Tractor Supply Co.	14,000	1,266,440
Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	33,700	955,058
NIKE, Inc. (Class B)	5,500	338,085
Total Consumer Discretionary		26,593,120

Consumer Staples| 0.7%
Tobacco
Philip Morris International Inc.	7,900	775,069
Total Consumer Staples		775,069

Financials | 6.1%
Capital Markets
Morgan Stanley	96,600	2,415,966
State Street Corp.	16,300	953,876
TD Ameritrade Holding Corp.	27,200	857,616
Diversified Financial Services
CME Group Inc.	7,200	691,560
Intercontinental Exchange, Inc.	6,840	1,608,357
Total Financials		6,527,375

Health Care | 22.2%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	19,800	2,756,556
Biogen Inc. (a)	2,250	585,720
BioMarin Pharmaceutical Inc. (a)	5,500	453,640
Celgene Corp. (a)	9,900	990,891
Incyte Corp. (a)	5,500	398,585
Regeneron Pharmaceuticals, Inc. (a)	1,900	684,836
Vertex Pharmaceuticals, Inc. (a)	14,700	1,168,503
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	4,313	2,592,329
Stryker Corp.	6,800	729,572
Health Care Providers & Services
Aetna Inc.	7,700	865,095
Anthem, Inc.	14,100	1,959,759
Cigna Corp.	7,800	1,070,472

GROWTH FUND
Portfolio of Investments
Growth Fund |March 31, 2016 | (Unaudited)

Common Stocks | continued
	Shares	Value
Humana Inc.	6,000	$1,097,700
Unitedhealth Group Inc.	18,400	2,371,760
Life Sciences Tools & Services
Illumina, Inc. (a)	800	129,688
Pharmaceuticals
Allergan plc (a)	11,246	3,014,265
Bristol-Myers Squibb Co.	37,200	2,376,336
Eli Lilly and Co.	10,400	748,904
Total Health Care		23,994,611

Industrials | 15.7%
Aerospace & Defense
Boeing Co. (The)	30,400	3,858,976
Textron Inc.	20,800	758,368
Airlines
Alaska Air Group, Inc.	16,700	1,369,734
American Airlines Group Inc.	73,500	3,014,235
Air Freight & Logistics
FedEx Corp.	7,600	1,236,672
Machinery
Flowserve Corp.	16,710	742,091
Wabtec Corp.	12,900	1,022,841
Industrial Conglomerates
Danaher Corp.	42,300	4,012,578
Road & Rail
Canadian Pacific Railway Ltd.	6,100	809,409
Kansas City Southern	1,800	153,810
Total Industrials		16,978,714

Information Technology | 26.7%
Communications Equipment
Juniper Networks, Inc.	31,700	808,667
Palo Alto Networks, Inc. (a)	5,700	929,898
Internet Software & Services
Alphabet Inc. (Class A) (a)	5,900	4,501,110
Alphabet Inc. (Class C) (a)	3,412	2,541,769
Facebook, Inc. (Class A) (a)	35,600	4,061,960
LinkedIn Corp. (Class A) (a)	3,000	343,050
Tencent Holdings Ltd. ADR	48,600	993,384
IT Services
PayPal Holdings, Inc. (a)	19,900	768,140
Visa Inc. (Class A)	48,400	3,701,632
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	10,900	1,094,251
NXP Semiconductors NV (a)	17,560	1,423,589
Software
Microsoft Corp.	43,300	2,391,459
Mobileye NV ADR (a)	15,200	566,808
NetSuite Inc. (a)	11,000	753,390
salesforce.com, Inc. (a)	26,400	1,949,112
ServiceNow, Inc. (a)	14,600	893,228
Workday, Inc. (Class A) (a)	4,300	330,412
Technology Hardware, Storage, & Peripherals
Apple Inc.	7,600	828,324
Total Information Technology		28,880,183

GROWTH FUND
Portfolio of Investments
Growth Fund |March 31, 2016 | (Unaudited)

Common Stocks | continued
Materials | 1.1%	Shares	Value
Construction Materials
Vulcan Materials Co.	11,500	$1,214,055
Total Materials		1,214,055

Telecommunication Services | 0.6%
Wireless Telecommunication Services | 0.6%
T-Mobile US, Inc. (a)	19,500	746,850
Total Telecommunication Services		746,850
Total Common Stocks
(Cost $89,905,066)		105,709,977

Money Market Fund | 2.4% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.44% (b)	2,559,977	2,559,977
Total Money Market Fund
(Cost $2,559,977)		2,559,977

Total Investments in Securities
(Cost $92,465,043) | 100%		$108,269,954

(a) Non-income producing.
(b) 7-day yield at March 31, 2016.

NV - Naamloze Vennottschap
ADR - American Depositary Receipt
plc - Public Limited Company

At March 31, 2016, the cost of investment securities for tax purposes was $92,481,642.  Net unrealized appreciation of investment securities was $15,788,312 consisting of unrealized gains of $19,262,127 and unrealized losses of $3,473,815.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$105,709,977	$-	$-	$105,709,977
Cash Equivalents	$2,559,977	$-	$-	$2,559,977
	$108,269,954	$-	$-	$108,269,954

There were no transfers between levels during the period ended March 31, 2016.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2016 | (Unaudited)

Common Stocks | 90.3% of portfolio
Consumer Discretionary | 20.4%	Shares	Value
Auto Components
Cooper Tire & Rubber Co.	985,350	$36,477,657
Distributors
Core-Mark Holding Company, Inc.	369,796	30,160,562
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	27,329,240
Brinker International, Inc.	200,000	9,190,000
Cracker Barrel Old Country Store, Inc.	210,209	32,092,608
Wendy's Co. (The)	2,040,260	22,218,431
Household Durables
Libbey Inc.	774,000	14,396,400
Multiline Retail
Fred's, Inc. (Class A)	1,685,683	25,133,533
Specialty Retail
Francesca's Holdings Corp. (a)	1,851,106	35,467,191
Sally Beauty Holdings, Inc. (a)	114,000	3,691,320
Textiles, Apparel, & Luxury Goods
G-III Apparel Group, Ltd. (a)	382,500	18,700,425
Total Consumer Discretionary		254,857,367

Consumer Staples | 3.2%
Food & Staples Retailing
United Natural Foods, Inc. (a)	633,100	25,513,930
Food Products
Dean Foods Co.	487,500	8,443,500
WhiteWave Foods Co. (The) (Class A) (a)	143,159	5,817,982
Total Consumer Staples		39,775,412

Energy | 0.6%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	2,055,200
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	5,777,838
Total Energy		7,833,038

Financials | 14.4%
Banks
Burke & Herbert Bank & Trust Co.	2,369	4,619,550
Cardinal Financial Corp.	1,048,441	21,335,774
Glacier Bancorp, Inc.	454,000	11,540,680
Middleburg Financial Corp.	59,900	1,293,840
National Bankshares, Inc. (Virginia)	448,702	15,399,453
National Penn Bancshares, Inc.	2,290,015	24,365,760
State Bank Financial Corp.	1,231,700	24,338,392
Sterling Bancorp	865,100	13,781,043
Texas Capital Bancshares, Inc. (a)	513,417	19,704,944
Valley National Bancorp	1,225,799	11,694,122
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	31,822,079
Total Financials		179,895,637

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2016 | (Unaudited)

Common Stocks | continued
Health Care | 2.1%	Shares	Value
Health Care Equipment & Supplies
STERIS plc	342,112	$24,307,058
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	107,000	1,628,540
Total Health Care		25,935,598

Industrials | 31.2%
Aerospace & Defense
BWX Technologies, Inc.	626,200	21,015,272
Huntington Ingalls Industries, Inc.	157,208	21,528,063
Triumph Group, Inc.	737,800	23,225,944
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,444,100	5,155,437
Construction & Engineering
Dycom Industries, Inc. (a)	1,135,299	73,419,786
Orion Marine Group, Inc. (a)	1,853,794	9,602,653
Primoris Services Corp.	1,092,400	26,545,320
Electrical Equipment
Regal Beloit Corp.	58,500	3,690,765
Industrial Conglomerates
Carlisle Companies Inc.	125,600	12,497,200
Machinery
CLARCOR Inc.	87,100	5,033,509
Flowserve Corp.	43,500	1,931,835
Gorman-Rupp Co. (The)	644,775	16,719,016
Manitowoc Co., Inc. (The)	759,400	3,288,202
Manitowoc Foodservice, Inc. (a)	759,400	11,193,556
NN, Inc.	1,003,600	13,729,248
Standex International Corp.	328,244	25,540,666
Road & Rail
Covenant Transportation Group, Inc. (Class A) (a)	503,200	12,172,408
Knight Transportation, Inc.	1,382,732	36,158,442
Werner Enterprises, Inc.	1,304,181	35,421,556
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	32,045,432
Total Industrials		389,914,310

Information Technology | 13.0%
Electronic Equipment, Instruments, & Components
Belden Inc.	292,585	17,958,867
Rofin-Sinar Technologies Inc. (a)	1,210,473	39,001,440
Internet Software & Services
comScore, Inc. (a)	585,862	17,599,294
IT Services
Cass Information Systems, Inc.	223,814	11,716,663
Computer Services, Inc.	585,362	22,243,756
ManTech International Corp. (Class A)	984,370	31,489,996
NeuStar, Inc. (Class A) (a)	793,000	19,507,800
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	3,306,800
Total Information Technology		162,824,616

SMALL-COMPANY STOCK FUND
Portfolio of Investments
Small-Company Stock Fund | March 31, 2016 | (Unaudited)

Common Stocks | continued
Materials | 5.4%	Shares	Value
Chemicals
American Vanguard Corp.	883,165	$13,936,344
PolyOne Corp.	773,100	23,386,275
Westlake Chemical Corp.	231,400	10,713,820
Construction Materials
Summit Materials, Inc. (Class A) (a)	446,270	8,679,952
Containers & Packaging
Myers Industries, Inc.	823,952	10,596,023
Total Materials		67,312,414
Total Common Stocks
(Cost $922,733,800)		1,128,348,392

Exchange Traded Funds | 2.0% of portfolio
iShares Russell 2000 Value	150,000	13,981,500
iShares Core S&P Small-Cap	100,000	11,257,000
Total Exchange Traded Funds
(Cost $24,572,642)		25,238,500

Commercial Paper | 7.7% of portfolio	Face Amount
Baxalta Inc., 1.05%, 04/05/16 (b)	16,500,000	16,498,075
COFCO Capital Corp., 0.75%, 04/05/16	16,101,000	16,099,658
COFCO Capital Corp., 0.75%, 04/07/16	5,050,000	5,049,369
NiSource Finance Corp., 0.85%, 04/01/16 (b)	26,253,000	26,253,000
Spectra Energy Capital LLC, 0.80%, 04/04/16 (b)	13,498,000	13,497,100
TransCanada Power Marketing Ltd., 0.80%, 04/04/16 (b)	18,946,000	18,944,737
Total Commercial Paper
(Cost $96,341,939)		96,341,939

Money Market Fund | Less than 0.1% of portfolio	Shares
State Street Institutional Liquid Reserves Fund (Premier Class), 0.44% (c)	318	318
Total Money Market Fund
(Cost $318)		318

Total Investments in Securities
(Cost $1,043,648,699) | 100%		$1,249,929,149

(a) Non-income producing.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $75,192,912 and represents 6.0% of total investments.

(c) 7-day yield at March 31, 2016.

At March 31, 2016, the cost of investment securities for tax purposes was $1,043,648,699.  Net unrealized appreciation of investment securities was $206,280,450 consisting of unrealized gains of $280,402,213 and unrealized losses of $74,121,763.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$1,128,348,392	$-	$-	$1,128,348,392
Commercial Paper	$-	$96,341,939	$-	$96,341,939
Exchange Traded Funds	$25,238,500	$-	$-	$25,238,500
Cash Equivalents	$318	$-	$-	$318
	$1,153,587,210	$96,341,939	$-	$1,249,929,149

There were no transfers between levels during the period ended March 31, 2016.

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2016 | (Unaudited)

Common Stocks | 97.0% of portfolio
Australia | 1.7%	Shares	Value
CSL Ltd.	11,677	$907,436
Total Australia		907,436

Belgium | 2.1%
Anheuser-Busch InBev NV/SA ADR	9,000	1,121,940
Total Belgium		1,121,940

Brazil | 0.4%
Itaú Unibanco Holding SA ADR (Class A)	28,000	240,520
Total Brazil		240,520

Britain | 12.5%
ARM Holdings plc	118,779	1,729,574
Royal Dutch Shell plc (Class B)	74,076	1,802,629
Unilever plc	26,577	1,198,429
WPP plc	80,180	1,866,229
Total Britain		6,596,861

Canada | 2.3%
Canadian National Railway Co.	18,400	1,149,264
Imperial Oil Ltd.	2,228	74,415
Total Canada		1,223,679

China | 0.9%
Baidu, Inc. ADR (a)	2,400	458,112
Total China		458,112

Denmark | 1.2%
Coloplast AS (Class B)	8,157	617,265
Total Denmark		617,265

Finland | 1.5%
KONE Corp. (Class B) (a)	16,643	801,040
Total Finland		801,040

France | 11.4%
Air Liquide SA	15,925	1,786,638
Dassault Systèmes SA	27,501	2,178,945
L’Oréal SA	8,503	1,521,070
LVMH Moët Hennessy - Louis Vuitton	3,108	531,084
Total France		6,017,737

Germany | 14.3%
Allianz SE REG	10,073	1,635,905
Bayerische Motoren Werke AG	15,234	1,398,569
Fresenius Medical Care AG & Co. KGaA	10,064	887,905
FUCHS PETROLUB SE	4,127	159,695
FUCHS PETROLUB SE (Preferred)	8,989	400,542
Linde AG	5,801	842,875
SAP SE ADR	19,500	1,568,190
Symrise AG	10,336	692,015
Total Germany		7,585,696

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2016 | (Unaudited)

Common Stocks | continued
Hong Kong | 4.1%	Shares	Value
AIA Group Ltd.	384,800	$2,187,211
Total Hong Kong		2,187,211

Japan | 19.5%
FANUC Corp.	9,700	1,502,225
JGC Corp.	36,000	538,412
Keyence Corp.	4,400	2,399,637
M3, Inc.	33,200	834,939
MISUMI Group Inc.	60,400	863,544
Mitsubishi Estate Co., Ltd.	30,000	556,798
MonotaRO Co., Ltd.	25,200	749,084
Park24 Co., Ltd.	25,900	724,643
Sysmex Corp.	23,300	1,456,619
Unicharm Corp.	32,600	709,549
Total Japan		10,335,450

Portugal | Less than 0.1%
Banco Espirito Santo SA (a)	2,678,100	-
Total Portugal		-

Republic of South Korea | 0.9%
Samsung Electronics Co., Ltd. GDR	183	104,093
Samsung Electronics Co., Ltd. REG GDR	818	392,640
Total Republic of South Korea		496,733

Singapore | 2.4%
DBS Group Holdings Ltd.	111,089	1,265,523
Total Singapore		1,265,523

South Africa | 1.4%
MTN Group Ltd.	24,600	224,657
Naspers Ltd. (Class N)	2,870	400,077
Sasol Ltd.	4,100	121,665
Total South Africa		746,399

Spain | 2.6%
Banco Bilboa Vizcaya Argentaria SA	122,776	810,722
Grifols, SA	11,340	251,945
Grifols, SA ADR	18,800	290,836
Total Spain		1,353,503

Sweden | 3.7%
Alfa Laval AB	36,500	596,153
Atlas Copco AB (Class A)	30,788	772,697
Skandinaviska Enskilda Banken AB (Class A)	59,689	569,208
Total Sweden		1,938,058

Switzerland | 8.7%
Nestlé SA REG	27,496	2,051,772
Roche Holding AG REG	8,092	1,986,912
Sonova Holding AG	4,389	560,145
Total Switzerland		4,598,829

INTERNATIONAL EQUITY FUND
Portfolio of Investments
International Equity Fund | March 31, 2016 | (Unaudited)

Common Stocks | continued
Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,600	$408,720
Total Taiwan		408,720

Turkey | 0.4%
Türkiye Garanti Bankasi AS	76,900	224,548
Total Turkey		224,548

United States of America | 4.2%
Bunge Ltd.	11,900	674,373
Schlumberger Ltd.	20,800	1,534,000
Total United States of America		2,208,373
Total Common Stocks
(Cost $50,886,094)		51,333,633

Money Market Fund | 3.0% of portfolio
State Street Institutional Liquid Reserves Fund (Premier Class), 0.44% (b)	1,563,485	1,563,485
Total Money Market Fund
(Cost $1,563,485)		1,563,485

Total Investments in Securities
(Cost $52,449,579) | 100%		$52,897,118

(a) Non-income producing.
(b) 7-day yield at March 31, 2016.

NV - Naamloze Vennottschap
SA - Société Anonyme or Sociedad Anónima
ADR - American Depositary Receipt
plc - Public Limited Company
AS - Aktieselskab or Anonim Şirketi
REG - Registered Shares
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
SE - Societas Europaea
GDR - Global Depositary Receipt
AB - Aktiebolag

At March 31, 2016, the cost of investment securities for tax purposes was $52,588,956.  Net unrealized appreciation of investment securities was $308,162 consisting of unrealized gains of $3,493,508 and unrealized losses of $3,185,346.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$3,432,052	$43,091,982	$-	$46,524,034
American Depository Receipts	$4,705,506	$104,093	$-	$4,809,599
Cash Equivalents	$1,563,485	$-	$-	$1,563,485
	$9,701,043	$43,196,075	$-	$52,897,118

There were no transfers between levels during the period ended March 31, 2016.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | 95.9% of net assets
Aerospace & Defense | 2.4%	Shares	Value
Boeing Co.	260,711	$33,094,654
General Dynamics Corp.	122,450	16,086,257
Honeywell International, Inc.	322,071	36,088,056
L-3 Communications Holdings, Inc.	32,579	3,860,612
Lockheed Martin Corp.	109,985	24,361,677
Northrop Grumman Corp.	75,751	14,991,123
Raytheon Co.	125,173	15,349,965
Rockwell Collins, Inc.	54,897	5,062,052
Textron, Inc.	113,524	4,139,085
United Technologies Corp.	325,654	32,597,965
Total Aerospace & Defense		185,631,446

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	59,968	4,451,425
Expeditors International of Washington, Inc.	76,236	3,721,079
FedEx Corp.	107,307	17,460,995
United Parcel Service, Inc., Class B	288,939	30,474,396
Total Air Freight & Logistics		56,107,895

Airlines | 0.6%
American Airlines Group, Inc.	252,449	10,352,933
Delta Air Lines, Inc.	325,917	15,865,640
Southwest Airlines Co.	267,123	11,967,110
United Continental Holdings, Inc. (a)	150,496	9,008,691
Total Airlines		47,194,374

Auto Components | 0.3%
BorgWarner, Inc.	91,532	3,514,829
Delphi Automotive PLC	116,188	8,716,424
Goodyear Tire & Rubber Co.	111,795	3,686,999
Johnson Controls, Inc.	271,378	10,575,600
Total Auto Components		26,493,852

Automobiles | 0.6%
Ford Motor Co.	1,632,141	22,033,903
General Motors Co.	588,396	18,493,286
Harley-Davidson, Inc.	77,041	3,954,515
Total Automobiles		44,481,704

Banks | 5.0%
Bank of America Corp.	4,322,736	58,443,391
BB&T Corp.	326,730	10,870,307
Citigroup, Inc.	1,234,205	51,528,059
Citizens Financial Group, Inc.	220,964	4,629,196
Comerica, Inc.	73,212	2,772,538
Fifth Third Bancorp	327,893	5,472,534
Huntington Bancshares, Inc.	333,456	3,181,170
JPMorgan Chase & Co.	1,536,525	90,993,011
KeyCorp	349,820	3,862,013
M&T Bank Corp.	66,604	7,393,044
PNC Financial Services Group, Inc. (b)	209,783	17,741,348
Regions Financial Corp.	539,138	4,232,233
SunTrust Banks, Inc.	211,414	7,627,817
US Bancorp	683,674	27,750,328
Wells Fargo & Co.	1,934,043	93,530,320
Zions Bancorporation	85,616	2,072,763
Total Banks		392,100,072

Beverages | 2.3%
Brown-Forman Corp., Class B	42,074	4,143,027
Coca-Cola Co.	1,631,256	75,673,966
Coca-Cola Enterprises, Inc.	87,560	4,442,794
Constellation Brands, Inc., Class A	73,634	11,125,361
Dr Pepper Snapple Group, Inc.	78,433	7,013,479
Molson Coors Brewing Co., Class B	76,958	7,401,821
Monster Beverage Corp. (a)	62,864	8,384,800
PepsiCo, Inc.	605,110	62,011,673
Total Beverages		180,196,921

Biotechnology | 3.0%
AbbVie, Inc.	674,531	38,529,211
Alexion Pharmaceuticals, Inc. (a)	94,317	13,130,813
Amgen, Inc.	314,857	47,206,510

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued	Shares	Value
Baxalta, Inc.	285,196	$11,521,918
Biogen, Inc. (a)	91,546	23,831,255
Celgene Corp. (a)	327,238	32,753,251
Gilead Sciences, Inc.	572,219	52,564,037
Regeneron Pharmaceuticals, Inc. (a)(c)	32,687	11,781,702
Vertex Pharmaceuticals, Inc. (a)	103,150	8,199,394
Total Biotechnology		239,518,091

Building Products | 0.1%
Allegion PLC	40,558	2,583,950
Masco Corp.	139,798	4,396,647
Total Building Products		6,980,597

Capital Markets | 1.8%
Affiliated Managers Group, Inc. (a)	22,605	3,671,052
Ameriprise Financial, Inc.	70,739	6,650,173
Bank of New York Mellon Corp.	450,375	16,587,311
BlackRock, Inc. (b)	52,847	17,998,103
Charles Schwab Corp.	503,072	14,096,078
E*Trade Financial Corp. (a)	118,354	2,898,490
Franklin Resources, Inc.	156,307	6,103,788
Goldman Sachs Group, Inc.	164,437	25,813,320
Invesco Ltd.	174,329	5,364,103
Legg Mason, Inc.	45,092	1,563,791
Morgan Stanley	639,552	15,995,196
Northern Trust Corp.	90,111	5,872,534
State Street Corp.	167,464	9,799,993
T. Rowe Price Group, Inc.	103,898	7,632,347
Total Capital Markets		140,046,279

Chemicals | 2.0%
Air Products & Chemicals, Inc.	81,252	11,704,350
Airgas, Inc.	27,290	3,865,356
CF Industries Holdings, Inc.	97,770	3,064,112
Dow Chemical Co.	467,670	23,785,696
E.I. du Pont de Nemours & Co.	364,922	23,106,861
Eastman Chemical Co.	61,881	4,469,665
Ecolab, Inc.	111,527	12,437,491
FMC Corp.	55,954	2,258,863
International Flavors & Fragrances, Inc.	33,437	3,804,127
LyondellBasell Industries NV, Class A	144,750	12,387,705
Monsanto Co.	184,351	16,174,957
Mosaic Co.	147,578	3,984,606
PPG Industries, Inc.	111,680	12,451,203
Praxair, Inc.	119,245	13,647,590
Sherwin-Williams Co.	32,834	9,346,855
Total Chemicals		156,489,437

Commercial Services & Supplies | 0.5%
ADT Corp.	69,580	2,870,871
Cintas Corp.	36,761	3,301,505
Iron Mountain, Inc. (c)	81,146	2,751,661
Pitney Bowes, Inc.	80,513	1,734,250
Republic Services, Inc.	99,621	4,746,940
Stericycle, Inc. (a)(c)	35,579	4,489,714
Tyco International PLC	178,308	6,545,687
Waste Management, Inc.	173,509	10,237,031
Total Commercial Services & Supplies		36,677,659

Communications Equipment | 1.4%
Cisco Systems, Inc.	2,106,654	59,976,439
F5 Networks, Inc. (a)	28,784	3,046,787
Harris Corp.	52,186	4,063,202
Juniper Networks, Inc.	147,361	3,759,179
Motorola Solutions, Inc.	66,417	5,027,767
QUALCOMM, Inc.	625,822	32,004,537
Total Communications Equipment		107,877,911

Construction & Engineering | 0.1%
Fluor Corp.	58,157	3,123,031
Jacobs Engineering Group, Inc. (a)(c)	51,300	2,234,115

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued	Shares	Value
Quanta Services, Inc. (a)(c)	66,892	$1,509,083
Total Construction & Engineering		6,866,229

Construction Materials | 0.1%
Martin Marietta Materials, Inc.	26,932	4,295,923
Vulcan Materials Co.	55,756	5,886,161
Total Construction Materials		10,182,084

Consumer Finance | 0.7%
American Express Co.	343,051	21,063,332
Capital One Financial Corp.	220,784	15,302,539
Discover Financial Services	173,402	8,829,630
Navient Corp.	143,530	1,718,054
Synchrony Financial (a)	349,076	10,004,518
Total Consumer Finance		56,918,073

Containers & Packaging | 0.2%
Avery Dennison Corp.	37,440	2,699,798
Ball Corp.	59,327	4,229,422
Owens-Illinois, Inc. (a)	64,902	1,035,836
Sealed Air Corp.	82,050	3,939,221
WestRock Co.	106,272	4,147,796
Total Containers & Packaging		16,052,073

Distributors | 0.1%
Genuine Parts Co.	62,594	6,219,340
Total Distributors		6,219,340

Diversified Consumer Services | 0.0%
H&R Block, Inc.	99,463	2,627,812
Total Diversified Consumer Services		2,627,812

Diversified Financial Services | 2.0%
Berkshire Hathaway, Inc., Class B (a)	784,345	111,282,868
CME Group, Inc.	141,674	13,607,788
Intercontinental Exchange, Inc.	49,772	11,703,388
Leucadia National Corp.	139,518	2,256,006
McGraw-Hill Financial, Inc.	111,066	10,993,313
Moody's Corp.	70,987	6,854,505
NASDAQ, Inc.	48,143	3,195,732
Total Diversified Financial Services		159,893,600

Diversified Telecommunication Services | 2.7%
AT&T, Inc.	2,575,150	100,868,626
CenturyLink, Inc.	227,680	7,276,653
Frontier Communications Corp.	493,180	2,756,876
Level 3 Communications, Inc. (a)	121,005	6,395,114
Verizon Communications, Inc.	1,705,478	92,232,250
Total Diversified Telecommunication Services		209,529,519

Electric Utilities | 1.9%
American Electric Power Co., Inc.	205,576	13,650,246
Duke Energy Corp.	288,185	23,250,766
Edison International	136,398	9,805,652
Entergy Corp.	74,725	5,924,198
Eversource Energy	132,790	7,746,969
Exelon Corp.	385,119	13,810,367
FirstEnergy Corp.	177,358	6,379,567
NextEra Energy, Inc.	192,827	22,819,147
Pinnacle West Capital Corp.	46,506	3,491,206
PPL Corp.	282,105	10,739,737
Southern Co.	382,156	19,768,930
Xcel Energy, Inc.	212,484	8,886,081
Total Electric Utilities		146,272,866

Electrical Equipment | 0.5%
AMETEK, Inc.	98,606	4,928,328

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued	Shares	Value
Eaton Corp. PLC	192,115	$12,018,715
Emerson Electric Co.	269,235	14,640,999
Rockwell Automation, Inc.	55,020	6,258,525
Total Electrical Equipment		37,846,567

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	128,958	7,456,351
Corning, Inc.	465,880	9,732,233
FLIR Systems, Inc.	57,588	1,897,525
TE Connectivity Ltd.	154,763	9,582,925
Total Electronic Equipment, Instruments & Components		28,669,034

Energy Equipment & Services | 1.0%
Baker Hughes, Inc.	183,304	8,034,214
Cameron International Corp. (a)	80,212	5,378,215
Diamond Offshore Drilling, Inc.	26,988	586,449
FMC Technologies, Inc. (a)	94,993	2,599,009
Halliburton Co.	359,338	12,835,553
Helmerich & Payne, Inc.	45,561	2,675,342
National Oilwell Varco, Inc.	157,326	4,892,839
Schlumberger Ltd.	524,653	38,693,159
Transocean Ltd.	143,288	1,309,652
Total Energy Equipment & Services		77,004,432

Food & Staples Retailing | 2.3%
Costco Wholesale Corp.	184,109	29,011,896
CVS Health Corp.	459,874	47,702,730
Kroger Co.	408,060	15,608,295
Sysco Corp.	219,821	10,272,235
Wal-Mart Stores, Inc.	656,818	44,985,465
Walgreens Boots Alliance, Inc.	361,287	30,434,817
Whole Foods Market, Inc.	136,589	4,249,284
Total Food & Staples Retailing		182,264,722

Food Products | 1.6%
Archer-Daniels-Midland Co.	249,230	9,049,541
Campbell Soup Co.	75,280	4,802,111
ConAgra Foods, Inc.	181,745	8,109,462
General Mills, Inc.	248,399	15,736,077
Hershey Co.	60,045	5,529,544
Hormel Foods Corp.	113,142	4,892,260
J.M. Smucker Co.	49,813	6,467,720
Kellogg Co.	105,576	8,081,843
Kraft Heinz Co.	248,922	19,555,312
McCormick & Co., Inc.	48,299	4,804,785
Mead Johnson Nutrition Co.	77,564	6,590,613
Mondelez International, Inc., Class A	656,789	26,350,375
Tyson Foods, Inc., Class A	122,702	8,179,315
Total Food Products		128,148,958

Gas Utilities | 0.0%
AGL Resources, Inc.	50,500	3,289,570
Total Gas Utilities		3,289,570

Health Care Equipment & Supplies | 2.1%
Abbott Laboratories	616,760	25,799,071
Baxter International, Inc.	229,362	9,422,191
Becton Dickinson & Co.	88,676	13,462,790
Boston Scientific Corp. (a)	564,474	10,617,756
C.R. Bard, Inc.	30,869	6,256,220
DENTSPLY SIRONA, Inc.	101,008	6,225,123
Edwards Lifesciences Corp. (a)	89,840	7,924,786
Hologic, Inc. (a)	103,297	3,563,747
Intuitive Surgical, Inc. (a)	15,649	9,405,831
Medtronic PLC	588,675	44,150,625
St. Jude Medical, Inc.	118,954	6,542,470
Stryker Corp.	131,163	14,072,478
Varian Medical Systems, Inc. (a)	40,086	3,207,682
Zimmer Biomet Holdings, Inc.	74,917	7,988,400
Total Health Care Equipment & Supplies		168,639,170

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Health Care Providers & Services | 2.6%	Shares	Value
Aetna, Inc.	146,357	$16,443,209
AmerisourceBergen Corp.	81,715	7,072,433
Anthem, Inc.	109,413	15,207,313
Cardinal Health, Inc.	137,872	11,298,611
Centene Corp. (a)	71,102	4,377,750
Cigna Corp.	107,075	14,694,973
DaVita HealthCare Partners, Inc. (a)	69,372	5,090,517
Express Scripts Holding Co. (a)	279,672	19,210,670
HCA Holdings, Inc. (a)	127,961	9,987,356
Henry Schein, Inc. (a)	34,305	5,922,072
Humana, Inc.	62,086	11,358,634
Laboratory Corp. of America Holdings (a)	42,576	4,986,927
McKesson Corp.	95,696	15,048,196
Patterson Cos., Inc.	34,966	1,626,968
Quest Diagnostics, Inc.	59,765	4,270,209
Tenet Healthcare Corp. (a)(c)	42,041	1,216,246
UnitedHealth Group, Inc.	397,992	51,301,169
Universal Health Services, Inc., Class B	37,839	4,719,280
Total Health Care Providers & Services		203,832,533

Health Care Technology | 0.1%
Cerner Corp. (a)	126,688	6,709,397
Total Health Care Technology		6,709,397

Hotels, Restaurants & Leisure | 1.8%
Carnival Corp.	188,657	9,955,430
Chipotle Mexican Grill, Inc. (a)(c)	12,578	5,923,861
Darden Restaurants, Inc.	48,416	3,209,981
Marriott International, Inc., Class A	79,589	5,665,145
McDonald's Corp.	377,451	47,438,042
Royal Caribbean Cruises Ltd.	70,993	5,832,075
Starbucks Corp.	618,794	36,942,002
Starwood Hotels & Resorts Worldwide, Inc.	70,650	5,894,330
Wyndham Worldwide Corp.	47,101	3,599,929
Wynn Resorts Ltd.	34,173	3,192,783
Yum! Brands, Inc.	171,104	14,004,862
Total Hotels, Restaurants & Leisure		141,658,440

Household Durables | 0.4%
D.R. Horton, Inc.	137,773	4,164,878
Garmin Ltd.	49,244	1,967,790
Harman International Industries, Inc.	29,783	2,651,878
Leggett & Platt, Inc.	56,808	2,749,507
Lennar Corp., Class A	75,431	3,647,843
Mohawk Industries, Inc. (a)(c)	26,627	5,083,094
Newell Rubbermaid, Inc.	111,861	4,954,324
PulteGroup, Inc.	134,343	2,513,558
Whirlpool Corp.	32,333	5,830,933
Total Household Durables		33,563,805

Household Products | 1.9%
Church & Dwight Co., Inc.	54,309	5,006,204
Clorox Co.	54,192	6,831,443
Colgate-Palmolive Co.	373,738	26,404,590
Kimberly-Clark Corp.	151,088	20,322,847
Procter & Gamble Co.	1,110,474	91,403,115
Total Household Products		149,968,199

Independent Power & Renewable Electricity Producers | 0.1%
AES Corp.	276,192	3,259,066
NRG Energy, Inc.	131,827	1,715,069
Total Independent Power & Renewable Electricity Producers		4,974,135

Industrial Conglomerates | 2.5%
3M Co.	253,294	42,206,379
Danaher Corp.	250,275	23,741,086
General Electric Co.	3,906,178	124,177,399
Roper Technologies, Inc.	42,310	7,732,999
Total Industrial Conglomerates		197,857,863

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued
Insurance | 2.5%	Shares	Value
Aflac, Inc.	175,830	$11,101,906
Allstate Corp.	158,372	10,669,522
American International Group, Inc.	481,207	26,009,238
Aon PLC	113,068	11,809,953
Assurant, Inc.	27,119	2,092,231
Chubb Ltd.	192,930	22,987,610
Cincinnati Financial Corp.	61,920	4,047,091
Hartford Financial Services Group, Inc.	166,065	7,652,275
Lincoln National Corp.	100,875	3,954,300
Loews Corp.	112,116	4,289,558
Marsh & McLennan Cos., Inc.	218,208	13,264,864
MetLife, Inc.	459,111	20,173,337
Principal Financial Group, Inc.	113,541	4,479,193
Progressive Corp.	244,624	8,596,087
Prudential Financial, Inc.	186,715	13,484,557
Torchmark Corp.	47,213	2,557,056
Travelers Cos., Inc.	123,490	14,412,518
Unum Group	99,996	3,091,876
Willis Towers Watson PLC	57,845	6,863,888
XL Group PLC	122,158	4,495,415
Total Insurance		196,032,475

Internet & Catalog Retail | 1.9%
Amazon.com, Inc. (a)	161,634	95,952,408
Expedia, Inc.	49,606	5,348,519
Netflix, Inc. (a)(c)	179,212	18,320,843
Priceline Group, Inc. (a)	20,772	26,774,277
TripAdvisor, Inc. (a)(c)	47,893	3,184,884
Total Internet & Catalog Retail		149,580,931

Internet Software & Services | 4.3%
Akamai Technologies, Inc. (a)	73,995	4,111,902
Alphabet, Inc., Class A (a)	122,487	93,445,332
Alphabet, Inc., Class C (a)	124,405	92,675,505
eBay, Inc. (a)	453,979	10,831,939
Equinix, Inc.	28,845	9,539,330
Facebook, Inc., Class A (a)(c)	960,757	109,622,374
VeriSign, Inc. (a)(c)	40,329	3,570,730
Yahoo!, Inc. (a)	364,665	13,423,318
Total Internet Software & Services		337,220,430

IT Services | 3.6%
Accenture PLC, Class A	262,871	30,335,313
Alliance Data Systems Corp. (a)	24,810	5,458,200
Automatic Data Processing, Inc.	191,508	17,180,183
Cognizant Technology Solutions Corp., Class A (a)	255,003	15,988,688
CSRA, Inc.	58,004	1,560,308
Fidelity National Information Services, Inc.	115,585	7,317,686
Fiserv, Inc. (a)	93,331	9,573,894
International Business Machines Corp.	370,084	56,049,222
Mastercard, Inc., Class A	410,492	38,791,494
Paychex, Inc.	134,486	7,263,589
PayPal Holdings, Inc. (a)	465,796	17,979,726
Teradata Corp. (a)(c)	55,832	1,465,032
Total System Services, Inc.	70,677	3,362,812
Visa, Inc., Class A	803,428	61,446,173
Western Union Co.	210,122	4,053,253
Xerox Corp.	398,600	4,448,376
Total IT Services		282,273,949

Leisure Products | 0.1%
Hasbro, Inc.	47,020	3,766,302
Mattel, Inc.	142,341	4,785,504
Total Leisure Products		8,551,806

Life Sciences Tools & Services | 0.6%
Agilent Technologies, Inc.	137,219	5,468,177
Illumina, Inc. (a)	61,541	9,976,412
PerkinElmer, Inc.	45,963	2,273,330
Thermo Fisher Scientific, Inc.	165,892	23,488,648
Waters Corp. (a)	34,017	4,487,523
Total Life Sciences Tools & Services		45,694,090

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued
Machinery | 1.2%	Shares	Value
Caterpillar, Inc.	243,785	$18,659,304
Cummins, Inc.	67,870	7,461,628
Deere & Co.	125,409	9,655,239
Dover Corp.	64,894	4,174,631
Flowserve Corp.	54,453	2,418,258
Illinois Tool Works, Inc.	137,060	14,040,426
Ingersoll-Rand PLC	107,528	6,667,811
PACCAR, Inc.	147,094	8,044,571
Parker Hannifin Corp.	56,560	6,282,685
Pentair PLC	76,378	4,144,270
Snap-on, Inc.	24,320	3,817,997
Stanley Black & Decker, Inc.	63,345	6,664,528
Xylem, Inc.	75,027	3,068,604
Total Machinery		95,099,952

Media | 3.0%
Cablevision Systems Corp., New York Group, Class A	93,477	3,084,741
CBS Corp., Class B	176,589	9,728,288
Comcast Corp., Class A	1,018,535	62,212,118
Discovery Communications, Inc., Class A (a)(c)	61,524	1,761,432
Discovery Communications, Inc., Class C (a)(c)	100,331	2,708,937
Interpublic Group of Cos., Inc.	168,349	3,863,610
News Corp., Class A	159,077	2,031,413
News Corp., Class B	45,530	603,273
Omnicom Group, Inc.	100,303	8,348,219
Scripps Networks Interactive, Inc., Class A	40,063	2,624,126
TEGNA, Inc.	91,984	2,157,945
Time Warner Cable, Inc.	118,589	24,265,681
Time Warner, Inc.	330,792	23,998,960
Twenty-First Century Fox, Inc., Class A	468,647	13,065,878
Twenty-First Century Fox, Inc., Class B	180,519	5,090,636
Viacom, Inc., Class B	145,041	5,987,292
Walt Disney Co.	628,400	62,406,404
Total Media		233,938,953

Metals & Mining | 0.3%
Alcoa, Inc.	550,449	5,273,301
Freeport-McMoRan, Inc. (c)	519,516	5,371,796
Newmont Mining Corp.	221,530	5,888,267
Nucor Corp.	133,104	6,295,819
Total Metals & Mining		22,829,183

Multi-Utilities | 1.3%
Ameren Corp.	101,578	5,089,058
CenterPoint Energy, Inc.	180,130	3,768,320
CMS Energy Corp.	116,034	4,924,483
Consolidated Edison, Inc.	122,909	9,417,287
Dominion Resources, Inc.	249,686	18,756,412
DTE Energy Co.	75,137	6,811,920
NiSource, Inc.	134,235	3,162,577
PG&E Corp.	206,319	12,321,371
Public Service Enterprise Group, Inc.	212,015	9,994,387
SCANA Corp.	59,831	4,197,145
Sempra Energy	98,715	10,271,296
TECO Energy, Inc.	99,223	2,731,609
WEC Energy Group, Inc.	132,145	7,937,950
Total Multi-Utilities		99,383,815

Multiline Retail | 0.7%
Dollar General Corp.	121,798	10,425,909
Dollar Tree, Inc. (a)	98,296	8,105,488
Kohl's Corp.	79,467	3,703,957
Macy's, Inc.	129,905	5,727,511
Nordstrom, Inc. (c)	53,112	3,038,538
Target Corp.	252,118	20,744,269
Total Multiline Retail		51,745,672

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued
Oil, Gas & Consumable Fuels | 5.5%	Shares	Value
Anadarko Petroleum Corp.	212,854	$9,912,611
Apache Corp.	158,372	7,730,137
Cabot Oil & Gas Corp.	189,648	4,306,906
Chesapeake Energy Corp. (c)	216,614	892,450
Chevron Corp.	788,367	75,210,212
Cimarex Energy Co.	39,696	3,861,230
Columbia Pipeline Group, Inc.	167,390	4,201,489
Concho Resources, Inc. (a)(c)	54,063	5,462,526
ConocoPhillips	517,526	20,840,772
Devon Energy Corp.	212,833	5,840,138
EOG Resources, Inc.	230,204	16,708,206
EQT Corp.	66,846	4,496,062
Exxon Mobil Corp.	1,738,516	145,322,552
Hess Corp.	110,858	5,836,674
Kinder Morgan, Inc.	766,062	13,681,867
Marathon Oil Corp.	353,182	3,934,447
Marathon Petroleum Corp.	221,557	8,237,489
Murphy Oil Corp.	67,700	1,705,363
Newfield Exploration Co. (a)	83,117	2,763,640
Noble Energy, Inc.	179,532	5,639,100
Occidental Petroleum Corp.	319,778	21,882,409
ONEOK, Inc.	88,681	2,648,015
Phillips 66	196,527	17,017,273
Pioneer Natural Resources Co.	68,351	9,619,720
Range Resources Corp. (c)	70,996	2,298,850
Southwestern Energy Co. (a)(c)	163,130	1,316,459
Spectra Energy Corp.	281,118	8,602,211
Tesoro Corp.	49,944	4,295,683
Valero Energy Corp.	196,926	12,630,834
Williams Cos., Inc.	285,748	4,591,970
Total Oil, Gas & Consumable Fuels		431,487,295

Paper & Forest Products | 0.1%
International Paper Co.	172,128	7,064,133
Total Paper & Forest Products		7,064,133

Personal Products | 0.1%
Estee Lauder Cos., Inc., Class A	92,904	8,761,776
Total Personal Products		8,761,776

Pharmaceuticals | 5.2%
Allergan PLC (a)	165,233	44,287,401
Bristol-Myers Squibb Co.	698,905	44,646,051
Eli Lilly & Co.	407,490	29,343,355
Endo International PLC (a)	85,582	2,409,133
Johnson & Johnson	1,155,182	124,990,693
Mallinckrodt PLC (a)	46,853	2,871,152
Merck & Co., Inc.	1,161,838	61,472,849
Mylan NV (a)	172,555	7,997,924
Perrigo Co. PLC	61,290	7,840,830
Pfizer, Inc.	2,532,002	75,048,539
Zoetis, Inc.	191,482	8,488,397
Total Pharmaceuticals		409,396,324

Professional Services | 0.3%
Dun & Bradstreet Corp.	15,161	1,562,796
Equifax, Inc.	49,696	5,679,756
Nielsen Holdings PLC	151,670	7,986,942
Robert Half International, Inc.	54,908	2,557,615
Verisk Analytics, Inc. (a)	64,719	5,172,342
Total Professional Services		22,959,451

Real Estate Investment Trusts (REITs) | 2.7%
American Tower Corp.	177,462	18,166,785
Apartment Investment & Management Co., Class A	66,034	2,761,542
AvalonBay Communities, Inc.	57,356	10,909,111
Boston Properties, Inc. (c)	64,300	8,171,244
Crown Castle International Corp.	139,730	12,086,645
Equity Residential	152,863	11,469,311
Essex Property Trust, Inc.	27,385	6,404,256

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued	Shares	Value
Extra Space Storage, Inc.	52,353	$4,892,911
Federal Realty Investment Trust	29,167	4,551,510
General Growth Properties, Inc.	244,255	7,261,701
HCP, Inc. (c)	194,891	6,349,549
Host Hotels & Resorts, Inc. (c)	314,935	5,259,415
Kimco Realty Corp.	173,197	4,984,610
Macerich Co.	52,952	4,195,917
Prologis, Inc.	219,693	9,706,037
Public Storage	61,657	17,006,850
Realty Income Corp. (c)	104,835	6,553,236
Simon Property Group, Inc. (c)	129,534	26,902,916
SL Green Realty Corp.	41,888	4,058,109
UDR, Inc. (c)	111,833	4,308,926
Ventas, Inc. (c)	140,693	8,858,031
Vornado Realty Trust	74,210	7,007,650
Welltower, Inc.	148,677	10,309,263
Weyerhaeuser Co.	330,473	10,238,054
Total Real Estate Investment Trusts (REITs)		212,413,579

Real Estate Management & Development | 0.0%
CBRE Group, Inc., Class A (a)	121,792	3,510,045
Total Real Estate Management & Development		3,510,045

Road & Rail | 0.7%
CSX Corp.	403,215	10,382,786
JB Hunt Transport Services, Inc.	37,298	3,141,984
Kansas City Southern	45,423	3,881,395
Norfolk Southern Corp.	124,839	10,392,847
Ryder System, Inc.	22,631	1,466,036
Union Pacific Corp.	354,344	28,188,065
Total Road & Rail		57,453,113

Semiconductors & Semiconductor Equipment | 2.3%
Analog Devices, Inc.	129,787	7,682,093
Applied Materials, Inc.	473,369	10,025,955
Broadcom Ltd.	155,233	23,983,499
First Solar, Inc. (a)	31,273	2,141,262
Intel Corp.	1,977,662	63,977,366
KLA-Tencor Corp.	65,168	4,744,882
Lam Research Corp.	66,520	5,494,552
Linear Technology Corp.	100,201	4,464,957
Microchip Technology, Inc.	85,194	4,106,351
Micron Technology, Inc. (a)	434,322	4,547,351
NVIDIA Corp.	214,278	7,634,725
Qorvo, Inc. (a)(c)	54,422	2,743,413
Skyworks Solutions, Inc.	80,241	6,250,774
Texas Instruments, Inc.	420,843	24,164,805
Xilinx, Inc.	106,980	5,074,061
Total Semiconductors & Semiconductor Equipment		177,036,046

Software | 4.2%
Activision Blizzard, Inc.	212,314	7,184,706
Adobe Systems, Inc. (a)	208,622	19,568,744
Autodesk, Inc. (a)	94,330	5,500,382
CA, Inc.	122,565	3,773,776
Citrix Systems, Inc. (a)	64,463	5,065,503
Electronic Arts, Inc. (a)	129,490	8,560,584
Intuit, Inc.	107,516	11,182,739
Microsoft Corp.	3,311,161	182,875,422
Oracle Corp.	1,319,104	53,964,545
Red Hat, Inc. (a)	76,455	5,696,662
salesforce.com, Inc. (a)	264,015	19,492,227
Symantec Corp.	273,048	5,018,622
Total Software		327,883,912

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

Common Stocks | continued
Specialty Retail | 2.6%	Shares	Value
Advance Auto Parts, Inc.	30,696	$4,921,797
AutoNation, Inc. (a)(c)	29,995	1,400,167
AutoZone, Inc. (a)	12,647	10,075,738
Bed Bath & Beyond, Inc. (a)(c)	68,485	3,399,595
Best Buy Co., Inc.	117,316	3,805,731
CarMax, Inc. (a)(c)	81,941	4,187,185
GameStop Corp., Class A	43,820	1,390,409
Gap, Inc.	94,735	2,785,209
Home Depot, Inc.	530,788	70,823,043
L Brands, Inc.	106,629	9,363,092
Lowe's Cos., Inc.	383,101	29,019,901
O'Reilly Automotive, Inc. (a)	40,688	11,134,678
Ross Stores, Inc.	169,552	9,817,061
Signet Jewelers Ltd.	33,296	4,129,703
Staples, Inc.	272,009	3,000,259
Tiffany & Co.	46,739	3,429,708
TJX Cos., Inc.	280,293	21,960,957
Tractor Supply Co.	55,990	5,064,855
Urban Outfitters, Inc. (a)	35,003	1,158,249
Total Specialty Retail		200,867,337

Technology Hardware, Storage & Peripherals | 4.0%
Apple, Inc.	2,321,192	252,986,716
EMC Corp.	815,115	21,722,815
Hewlett Packard Enterprise Co.	718,625	12,741,221
HP, Inc.	722,851	8,905,524
NetApp, Inc.	121,307	3,310,468
SanDisk Corp.	84,153	6,402,360
Seagate Technology PLC	124,095	4,275,073
Western Digital Corp.	97,448	4,603,444
Total Technology Hardware, Storage & Peripherals		314,947,621

Textiles, Apparel & Luxury Goods | 0.9%
Coach, Inc.	116,256	4,660,703
Hanesbrands, Inc.	163,970	4,646,910
Michael Kors Holdings Ltd. (a)	75,118	4,278,721
NIKE, Inc., Class B	565,123	34,738,111
PVH Corp.	34,306	3,398,352
Ralph Lauren Corp.	24,337	2,342,680
Under Armour, Inc., Class A (a)(c)	76,047	6,451,067
VF Corp.	142,163	9,206,476
Total Textiles, Apparel & Luxury Goods		69,723,020

Thrifts & Mortgage Finance | 0.0%
People's United Financial, Inc.	129,963	2,070,311
Total Thrifts & Mortgage Finance		2,070,311

Tobacco | 1.7%
Altria Group, Inc.	819,672	51,360,647
Philip Morris International, Inc.	648,621	63,636,206
Reynolds American, Inc.	346,576	17,436,239
Total Tobacco		132,433,092

Trading Companies & Distributors | 0.2%
Fastenal Co.	120,788	5,918,612
United Rentals, Inc. (a)	38,084	2,368,444
W.W. Grainger, Inc.	23,775	5,549,798
Total Trading Companies & Distributors		13,836,854

Water Utilities | 0.1%
American Water Works Co., Inc.	74,522	5,136,801
Total Water Utilities		5,136,801
Total Long-Term Investments (Cost - $4,919,545,427)		7,518,116,625

Short-Term Securities | 3.8% of net assets
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.46% (b)(d)(e)	265,004,540	265,004,540
Prime, SL Agency Shares, 0.46% (b)(d)(e)	31,666,793	31,666,793
Total Short-Term Securities (Cost $296,671,333)		296,671,333
Total Investments (Cost $5,216,216,760*) | 99.7%		7,814,787,958
Other Assets Less Liabilities | 0.3%		25,633,337
Net Assets | 100.0%		$7,840,421,295
* As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$4,883,827,094
Gross unrealized appreciation		$3,432,202,741
Gross unrealized depreciation		(501,241,877)
Net unrealized appreciation		$2,930,960,864

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

(a) Non-income producing security.
(b) During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold		Shares Held at March 31, 2016	Value at March 31, 2016	Income		Realized Loss
BlackRock, Inc………………………….	48,211	4,636		-		52,847	$17,998,103	$117,832		-
BlackRock Cash Funds: Institutional, SL Agency Shares……………………………………………	374,887,021	-		(109,882,481)	[1]	265,004,540	$265,004,540	$411,454	[2]	-
BlackRock Cash Funds: Prime, SL Agency Shares…………………………………………….	26,986,879	4,679,914	[3]	-		31,666,793	$31,666,793	$40,827	[2]	-
PNC Financial Services Group, Inc…………	193,874	17,505		(1,596)		209,783	$17,741,348	$101,898		$(17,491)

[1] Represents net shares sold.
[2] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares purchased.
(c) Security, or a portion of security, is on loan.
(d) All or a portion of security was purchased with the cash collateral from loaned securities.
(e) Current yield as of period end.

Portfolio Abbreviations
CME Chicago Mercantile Exchange
S&P Standard and Poor's

Derivative Financial Instrument Outstanding as of Period End - Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2,162	S&P 500 E-Mini Index	June 2016	$ 221,767,150	$ 6,816,567

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]……………………..…………….	$7,518,116,625	-	-	$7,518,116,625
Short-Term Securities:
Money Market Funds…………………....……….	296,671,333	-	-	296,671,333
Total	$7,814,787,958	-	-	$7,814,787,958

[1]See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts…………………………….………	$6,816,567	-	-	$6,816,567

[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
S&P 500 Index Master Portfolio | March 31, 2016 | (Unaudited)

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash…………………………….………	$ 8,150	-	-	$ 8,150
Cash pledged for financial futures contracts…………………………….………	10,269,800	-	-	10,269,800
Liabilities:
Collateral on securities loaned at value…………………………….………	-	$ (82,947,561)	-	(82,947,561)
Total	$ 10,277,950	$ (82,947,561)	$ -	$ (72,669,611)

During the period ended March 31, 2016, there were no transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen J. Kaszynski
Name:	Stephen J. Kaszynski
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2016

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 27, 2016